AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Blvd, Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

AMERICAN BEACON FUNDS

220 East Las Colinas Blvd, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon Balanced Fund

January 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 57.36%
CONSUMER DISCRETIONARY - 7.63%
Auto Components - 1.37%
Goodyear Tire & Rubber Co.	60,162	$1,709
Johnson Controls, Inc.	157,585	5,653
Magna International, Inc., Class A	40,674	1,407

		8,769

Automobiles - 2.66%
Ford Motor Co.	243,571	2,908
General Motors Co.	241,426	7,156
Harley-Davidson, Inc.	21,467	859
Honda Motor Co., Ltd., Sponsored ADRA	63,802	1,724
Toyota Motor Corp., Sponsored ADRA	37,100	4,453

		17,100

Household Durables - 0.28%
Koninklijke Philips Electronics N.V.	26,788	715
Tupperware Brands Corp.	22,864	1,061

		1,776

Media - 0.77%
CBS Corp., Class BB	16,296	774
Comcast Corp., Class A	34,319	1,912
Discovery Communications, Inc., Class AC	59,984	1,655
Omnicom Group, Inc.	8,287	608

		4,949

Multiline Retail - 2.28%
Dillard’s, Inc., Class A	18,830	1,326
Kohl’s Corp.	36,326	1,807
Macy’s, Inc.	57,900	2,340
Michael Kors Holdings Ltd.C	113,918	4,545
Nordstrom, Inc.	19,285	947
Target Corp.	50,182	3,634

		14,599

Specialty Retail - 0.27%
Bed Bath & Beyond, Inc.C	39,310	1,697

Total Consumer Discretionary		48,890

CONSUMER STAPLES - 2.10%
Food & Drug Retailing - 0.23%
Wal-Mart Stores, Inc.	22,506	1,493

Food Products - 0.23%
Bunge Ltd.	8,775	544
Kellogg Co.	12,358	908

		1,452

Tobacco - 1.64%
Altria Group, Inc.	45,281	2,767
Imperial Tobacco Group PLC, ADRA D	32,277	3,498
Philip Morris International, Inc.	46,848	4,217

		10,482

Total Consumer Staples		13,427

	Shares	Fair Value
		(000’s)
ENERGY - 6.41%
Energy Equipment & Services - 0.22%
Cobalt International Energy, Inc.C	369,480	$1,400

Oil & Gas - 6.19%
Apache Corp.	40,252	1,712
BP PLC, Sponsored ADRA D	249,182	8,067
Canadian Natural Resources Ltd.	138,039	2,935
Cimarex Energy Co.	21,023	1,955
ConocoPhillips	73,734	2,882
Devon Energy Corp.	84,482	2,357
Hess Corp.	92,198	3,918
Kosmos Energy Ltd.C	116,884	534
Marathon Oil Corp.	274,220	2,668
Marathon Petroleum Corp.	33,016	1,380
Murphy Oil Corp.	55,557	1,089
Occidental Petroleum Corp.	62,306	4,289
Phillips 66	42,842	3,434
Royal Dutch Shell PLC, Class A, ADRA D	50,543	2,220
Seadrill Ltd.C	75,350	156

		39,596

Total Energy		40,996

FINANCIALS - 14.46%
Banks - 1.36%
Citizens Financial Group	104,592	2,223
PNC Financial Services Group, Inc.	62,061	5,377
SunTrust Banks, Inc.	30,341	1,110

		8,710

Diversified Financials - 10.02%
American Express Co.	32,177	1,721
Bank of America Corp.	1,003,869	14,196
Bank of New York Mellon Corp.	16,937	613
Blackstone Group, LPE	60,757	1,596
Capital One Financial Corp.	66,639	4,373
Citigroup, Inc.	308,265	13,127
Goldman Sachs Group, Inc.	7,550	1,220
JPMorgan Chase & Co.	195,772	11,648
KKR & Co., LPE	243,581	3,320
Morgan Stanley	57,139	1,479
Nomura Holdings, Inc.	377,078	2,040
Santander Consumer USA Holdings, Inc.	147,243	1,539
SLM Corp.C	134,591	861
State Street Corp.	22,414	1,249
Synchrony FinancialC	57,532	1,635
Wells Fargo & Co.	70,005	3,516

		64,133

Insurance - 2.81%
Allstate Corp.	19,720	1,195
American International Group, Inc.	98,512	5,564
Berkshire Hathaway, Inc., Class BC	29,914	3,882
MetLife, Inc.	123,838	5,529
Unum Group	63,336	1,814

		17,984

	Shares	Fair Value
		(000’s)
Real Estate - 0.27%
Hatteras Financial Corp.F	88,892	$1,089
Two Harbors Investment Corp.F	87,182	663

		1,752

Total Financials		92,579

HEALTH CARE - 7.47%
Biotechnology - 0.07%
PTC Therapeutics, Inc.C	18,519	441

Health Care Equipment & Supplies - 1.15%
Medtronic PLCD	81,216	6,166
Zimmer Biomet Holdings, Inc.	12,274	1,218

		7,384

Health Care Providers & Services - 1.22%
Anthem, Inc.	40,247	5,251
Express Scripts Holding Co.C	19,086	1,372
Humana, Inc.	7,308	1,190

		7,813

Pharmaceuticals - 5.03%
AbbVie, Inc.	39,704	2,180
Endo International PLCC D	16,240	901
GlaxoSmithKline PLC, Sponsored ADRA D	69,921	2,887
Horizon Pharma PLCC D	67,113	1,174
Jazz Pharmaceuticals PLCC D	5,342	688
Johnson & Johnson	33,174	3,465
Mallinckrodt PLCC D	15,456	898
Merck & Co., Inc.	101,150	5,125
Mylan N.V.C	31,598	1,665
Pfizer, Inc.	165,487	5,046
Sanofi ADRA	141,708	5,901
Valeant Pharmaceuticals International, Inc.	24,500	2,210

		32,140

Total Health Care		47,778

INDUSTRIALS - 7.08%
Aerospace & Defense - 1.98%
AerCap Holdings N.V.C	41,300	1,268
Boeing Co.	9,053	1,088
Embraer S.A., Sponsored ADRA	23,700	682
General Dynamics Corp.	16,494	2,206
Raytheon Co.	25,939	3,327
Rockwell Collins, Inc.	13,611	1,101
United Technologies Corp.	34,456	3,021

		12,693

Airlines - 1.22%
American Airlines Group, Inc.	100,000	3,899
Delta Air Lines, Inc.	87,800	3,889

		7,788

Commercial Services & Supplies - 0.10%
Covanta Holding Corp.	44,090	623

	Shares	Fair Value
		(000’s)
Construction & Engineering - 0.42%
AECOM Technology Corp.C	35,638	$978
Chicago Bridge & Iron Co., N.V.	44,019	1,709

		2,687

Diversified Manufacturing - 0.41%
Eaton Corp., PLCD	52,432	2,648

Industrial Conglomerates - 0.44%
Honeywell International, Inc.	27,533	2,841

Machinery - 2.51%
Caterpillar, Inc.	28,064	1,747
CNH Industrial N.V.	263,740	1,651
Cummins, Inc.	35,897	3,227
Oshkosh Corp.	44,019	1,450
PACCAR, Inc.	21,039	1,032
Parker Hannifin Corp.	17,507	1,701
Reliance Steel & Aluminum Co.	48,577	2,766
Terex Corp.	50,670	1,135
Xylem, Inc.	36,849	1,325

		16,034

Total Industrials		45,314

INFORMATION TECHNOLOGY - 6.31%
Communications Equipment - 1.33%
Cisco Systems, Inc.	130,722	3,110
Corning, Inc.	291,272	5,420

		8,530

Computers & Peripherals - 0.68%
Hewlett Packard Enterprise Co.	213,893	2,943
HP, Inc.	76,293	741
Teradata Corp.C	27,846	678

		4,362

Semiconductor Equipment & Products - 1.57%
Applied Materials, Inc.	80,551	1,422
Intel Corp.	43,743	1,357
Lam Research Corp.	20,728	1,488
Micron Technology, Inc.C	281,114	3,100
Qualcomm, Inc.	59,525	2,699

		10,066

Software - 2.73%
Microsoft Corp.	167,226	9,212
Navient Corp.	66,063	632
Oracle Corp.	208,565	7,573

		17,417

Total Information Technology		40,375

MATERIALS - 1.55%
Chemicals - 1.04%
Air Products & Chemicals, Inc.	24,672	3,125
Dow Chemical Co.	34,118	1,433
Eastman Chemical Co.	33,911	2,076

		6,634

	Shares	Fair Value
		(000’s)
Containers & Packaging - 0.08%
Packaging Corp of America	9,986	$508

Paper & Forest Products - 0.43%
International Paper Co.	25,669	878
Louisiana-Pacific Corp.C	119,520	1,879

		2,757

Total Materials		9,899

TELECOMMUNICATION SERVICES - 2.63%
Diversified Telecommunication Services - 1.66%
AT&T, Inc.	75,423	2,720
Telefonaktiebolaget LM Ericsson, Sponsored ADRA	194,357	1,730
Verizon Communications, Inc.	122,456	6,119

		10,569

Wireless Telecommunication Services - 0.97%
China Mobile Ltd., Sponsored ADRA	68,497	3,735
Vodafone Group PLC, Sponsored ADRA D	77,481	2,495

		6,230

Total Telecommunication Services		16,799

UTILITIES - 1.72%
Electric - 1.72%
Calpine Corp.C	212,596	3,255
CenterPoint Energy, Inc.	101,702	1,817
Entergy Corp.	33,886	2,392
NRG Energy, Inc.	161,966	1,723
PPL Corp.	26,222	919
Southern Co.	18,248	893

Total Utilities		10,999

Total Common Stock (Cost $378,891)		367,056

PREFERRED STOCK - 0.19% (Cost $1,288)
FINANCIALS - 0.19%
Insurance - 0.19%
Allstate Corp., 1%, Due 1/15/2053	48,648	1,231

	Par Amount
	(000’s)
CORPORATE OBLIGATIONS 13.97%
MANUFACTURING - 3.08%
Altera Corp.,
2.50%, Due 11/15/2018	$60	61
American Honda Finance Corp.,
3.875%, Due 9/21/2020G	250	270
Analog Devices, Inc.,
3.90%, Due 12/15/2025	190	196
Apple, Inc.,
2.40%, Due 5/3/2023	445	437
Applied Materials, Inc.,
5.10%, Due 10/1/2035	1,935	1,968

	Par Amount	Fair Value
	(000’s)	(000’s)
BAE Systems Holdings, Inc.,
3.80%, Due 10/7/2024G	$650	$657
BHP Billiton Finance USA Ltd.,
1.625%, Due 2/24/2017	215	214
Cummins, Inc.,
3.65%, Due 10/1/2023	165	171
Daimler Finance North America LLC,
2.25%, Due 9/3/2019G H	350	348
2.45%, Due 5/18/2020G H	650	641
Delphi Corp.,
4.15%, Due 3/15/2024	315	318
Dow Chemical Co.,
4.125%, Due 11/15/2021	580	601
3.50%, Due 10/1/2024	400	388
Eaton Corp., PLC,
5.60%, Due 5/15/2018D	160	172
2.75%, Due 11/2/2022D	155	151
Eaton Electric Holdings LLC,
3.875%, Due 12/15/2020H	295	310
Ford Motor Credit Co., LLC,
4.25%, Due 2/3/2017H	300	306
1.233%, Due 3/27/2017H I	400	396
1.412%, Due 6/15/2018H I	980	963
5.875%, Due 8/2/2021H	400	442
General Electric Co.,
5.25%, Due 12/6/2017	215	231
Hewlett Packard Enterprise Co.,
6.35%, Due 10/15/2045G	1,935	1,750
HP, Inc.,
4.05%, Due 9/15/2022	300	298
Ingersoll-Rand Luxembourg Finance S.A.,
2.625%, Due 5/1/2020	300	299
Intel Corp.,
3.30%, Due 10/1/2021	240	254
Johnson Controls, Inc.,
5.00%, Due 3/30/2020	300	325
Koninklijke Philips Electronics N.V.,
5.75%, Due 3/11/2018	205	220
LYB International Finance BV,
4.00%, Due 7/15/2023	305	301
Microsoft Corp.,
4.45%, Due 11/3/2045	280	287
Monsanto Co.,
1.15%, Due 6/30/2017	645	642
4.40%, Due 7/15/2044	295	238
Nissan Motor Acceptance Corp.,
2.35%, Due 3/4/2019G	600	604
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	150	164
3.85%, Due 4/15/2045	400	374

	Par Amount	Fair Value
	(000’s)	(000’s)
Nucor Corp.,
4.125%, Due 9/15/2022	$160	$163
4.00%, Due 8/1/2023	165	161
Oracle Corp.,
2.25%, Due 10/8/2019	235	239
3.25%, Due 5/15/2030	800	762
4.30%, Due 7/8/2034	325	321
PACCAR Financial Corp.,
2.20%, Due 9/15/2019	190	192
Pentair Finance S.A.,
3.15%, Due 9/15/2022	200	191
Qualcomm, Inc.,
3.00%, Due 5/20/2022	195	196
Rio Tinto Finance USA Ltd.,
3.75%, Due 6/15/2025	130	117
Stanley Black & Decker, Inc.,
2.451%, Due 11/17/2018	375	380
Toyota Motor Credit Corp.,
2.125%, Due 7/18/2019	660	667
United Technologies Corp.,
6.125%, Due 7/15/2038	450	552
Volkswagen Group of America Finance LLC,
2.45%, Due 11/20/2019G H	650	625
Xerox Corp.,
2.95%, Due 3/15/2017	150	150

		19,713

FINANCE - 5.44%
ABN AMRO Bank N.V.,
1.80%, Due 6/4/2018G	600	599
ACE INA Holdings, Inc.,
3.35%, Due 5/3/2026	140	143
American Express Co.,
4.05%, Due 12/3/2042	295	284
American Express Credit Corp.,
2.375%, Due 3/24/2017	360	365
2.125%, Due 3/18/2019	370	371
American International Group, Inc.,
4.875%, Due 6/1/2022	600	640
4.50%, Due 7/16/2044	210	184
Bank of America Corp.,
7.80%, Due 9/15/2016	700	727
2.60%, Due 1/15/2019	580	582
4.125%, Due 1/22/2024	400	411
6.11%, Due 1/29/2037	365	411
5.00%, Due 1/21/2044	495	510
Bank of New York Mellon Corp.,
1.30%, Due 1/25/2018	390	389
2.20%, Due 3/4/2019	365	369
Barclays Bank PLC,
1.017%, Due 12/9/2016D I	895	895
BB&T Corp.,
1.45%, Due 1/12/2018	445	444
Bear Stearns Cos., LLC,
7.25%, Due 2/1/2018H	720	792

	Par Amount	Fair Value
	(000’s)	(000’s)
BNP Paribas S.A.,
3.60%, Due 2/23/2016	$320	$321
Boston Properties LP,
3.65%, Due 2/1/2026J	360	364
Capital One Financial Corp.,
2.45%, Due 4/24/2019	275	275
Citigroup, Inc.,
1.027%, Due 3/10/2017I	135	135
1.013%, Due 4/27/2018I	875	870
4.40%, Due 6/10/2025	730	729
5.875%, Due 1/30/2042	300	342
CNA Financial Corp.,
7.35%, Due 11/15/2019	295	340
Deutsche Bank AG/London,
0.969%, Due 2/13/2017I	1,110	1,106
ERP Operating LP,
3.00%, Due 4/15/2023J	160	160
General Electric Capital Corp.,
5.625%, Due 5/1/2018	375	411
6.00%, Due 8/7/2019	350	399
5.50%, Due 1/8/2020	250	284
Goldman Sachs Group, Inc.,
6.25%, Due 9/1/2017	650	691
5.95%, Due 1/18/2018	450	483
1.462%, Due 11/15/2018I	1,700	1,697
5.75%, Due 1/24/2022	800	907
3.50%, Due 1/23/2025	190	187
Health Care REIT, Inc.,
5.25%, Due 1/15/2022	215	235
Humana, Inc.,
3.15%, Due 12/1/2022	365	362
ING Bank N.V.,
3.75%, Due 3/7/2017G	400	410
Intercontinental Exchange, Inc.,
2.75%, Due 12/1/2020	190	193
JPMorgan Chase & Co.,
0.832%, Due 6/13/2016I	415	415
3.625%, Due 5/13/2024	900	912
3.875%, Due 9/10/2024	330	328
5.50%, Due 10/15/2040	650	730
KeyCorp,
5.10%, Due 3/24/2021	195	217
Liberty Mutual Group, Inc.,
4.25%, Due 6/15/2023G	235	241
Liberty Mutual Insurance Co.,
7.875%, Due 10/15/2026G	1,215	1,484
Macquarie Bank Ltd.,
0.953%, Due 10/27/2017G I	820	816
Macquarie Group Ltd.,
1.329%, Due 1/31/2017G I	615	615
MetLife, Inc.,
6.375%, Due 6/15/2034	350	428
4.721%, Due 12/15/2044	400	402
4.60%, Due 5/13/2046	130	127

	Par Amount	Fair Value
	(000’s)	(000’s)
Morgan Stanley,
7.30%, Due 5/13/2019	$750	$859
5.625%, Due 9/23/2019	350	386
3.70%, Due 10/23/2024	480	480
4.35%, Due 9/8/2026	330	331
Nordea Bank AB,
4.875%, Due 1/27/2020G	250	276
PNC Funding Corp.,
3.30%, Due 3/8/2022	325	336
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	300	349
4.60%, Due 5/15/2044	650	624
Simon Property Group LP,
2.20%, Due 2/1/2019J	485	492
3.375%, Due 10/1/2024J	650	661
State Street Corp.,
2.55%, Due 8/18/2020	200	204
Toronto Dominion Bank,
2.625%, Due 9/10/2018	375	383
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	250	249
3.95%, Due 10/15/2042	165	156
US Bancorp,
1.95%, Due 11/15/2018	525	530
Ventas Realty LP,
5.70%, Due 9/30/2043J	135	151
Visa, Inc.,
1.20%, Due 12/14/2017	465	466
2.80%, Due 12/14/2022	190	194
3.15%, Due 12/14/2025	265	269
Wachovia Corp.,
0.992%, Due 10/15/2016I	400	399
Wells Fargo & Co.,
2.15%, Due 1/30/2020	245	245
2.55%, Due 12/7/2020	220	221
4.30%, Due 7/22/2027	200	206
3.90%, Due 5/1/2045	650	593

		34,792

CONSUMER - 0.56%
Altria Group, Inc.,
4.75%, Due 5/5/2021	300	331
Anheuser-Busch InBev Finance, Inc.,
2.65%, Due 2/1/2021	340	342
3.65%, Due 2/1/2026	340	344
4.90%, Due 2/1/2046	1,000	1,035
General Mills, Inc.,
2.20%, Due 10/21/2019	600	605
Kraft Heinz Foods Co.,
3.50%, Due 7/15/2022G	235	239
5.00%, Due 7/15/2035G	235	241
Reynolds American, Inc.,
5.85%, Due 8/15/2045	130	144
SABMiller Holdings, Inc.,
4.95%, Due 1/15/2042G	300	306

		3,587

	Par Amount	Fair Value
	(000’s)	(000’s)
SERVICE - 1.84%
21st Century Fox America, Co.,
4.95%, Due 10/15/2045	$610	$588
AbbVie, Inc.,
1.75%, Due 11/6/2017	230	230
2.90%, Due 11/6/2022	170	167
Actavis Funding SCS,
4.55%, Due 3/15/2035	55	54
Alibaba Group Holding Ltd.,
3.60%, Due 11/28/2024	650	628
Baxalta, Inc.,
4.00%, Due 6/23/2025G	235	234
Baxter International, Inc.,
1.85%, Due 6/15/2018	270	269
Bayer US Finance LLC,
2.375%, Due 10/8/2019G H	300	305
Becton Dickinson and Co.,
3.125%, Due 11/8/2021	270	275
3.875%, Due 5/15/2024	235	241
Cardinal Health, Inc.,
3.20%, Due 3/15/2023	235	234
CBS Corp.,
3.375%, Due 3/1/2022	700	702
Celgene Corp.,
5.25%, Due 8/15/2043	145	147
Comcast Corp.,
5.875%, Due 2/15/2018	410	447
6.55%, Due 7/1/2039	450	574
CVS Health Corp.,
1.90%, Due 7/20/2018	300	301
DIRECTV Holdings LLC,
6.35%, Due 3/15/2040H	120	126
eBay, Inc.,
1.35%, Due 7/15/2017	265	264
Genzyme Corp.,
5.00%, Due 6/15/2020	210	237
GlaxoSmithKline Capital PLC,
1.50%, Due 5/8/2017D	190	191
Home Depot, Inc.,
2.70%, Due 4/1/2023	150	151
3.35%, Due 9/15/2025	135	139
MasterCard, Inc.,
3.375%, Due 4/1/2024	250	259
McDonald’s Corp.,
3.70%, Due 1/30/2026	380	384
McKesson Corp.,
3.25%, Due 3/1/2016	160	160
Medtronic, Inc.,
3.50%, Due 3/15/2025	650	667
4.375%, Due 3/15/2035	185	189
Sanofi,
1.25%, Due 4/10/2018	105	105
4.00%, Due 3/29/2021	270	291
Thomson Reuters Corp.,
4.30%, Due 11/23/2023	300	313
3.85%, Due 9/29/2024	400	403

	Par Amount	Fair Value
	(000’s)	(000’s)
Time Warner, Inc.,
4.875%, Due 3/15/2020	$450	$488
4.75%, Due 3/29/2021	325	350
Viacom, Inc.,
4.50%, Due 2/27/2042	450	332
Walgreens Boots Alliance, Inc.,
2.70%, Due 11/18/2019	240	242
3.80%, Due 11/18/2024	300	295
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	501
Zimmer Biomet Holdings, Inc.,
3.55%, Due 4/1/2025	280	273

		11,756

UTILITIES - 1.06%
Consolidated Edison Co., of New York, Inc.,
5.50%, Due 12/1/2039	350	406
4.625%, Due 12/1/2054	115	116
Delmarva Power & Light Co.,
3.50%, Due 11/15/2023	220	230
Dominion Resources, Inc.,
4.70%, Due 12/1/2044	650	643
Duke Energy Corp.,
3.55%, Due 9/15/2021	475	491
Duke Energy Progress LLC,
4.15%, Due 12/1/2044H	260	261
Georgia Power Co.,
1.95%, Due 12/1/2018	150	151
MidAmerican Energy Holdings Co.,
6.125%, Due 4/1/2036	500	588
National Rural Utilities Cooperative Finance Corp.,
5.45%, Due 4/10/2017	240	252
Pacific Gas & Electric Co.,
4.30%, Due 3/15/2045	650	651
4.25%, Due 3/15/2046	280	278
Progress Energy, Inc.,
4.875%, Due 12/1/2019	350	380
Sierra Pacific Power Co.,
3.375%, Due 8/15/2023	160	165
Southern Co.,
2.15%, Due 9/1/2019	190	189
2.75%, Due 6/15/2020	500	499
Southwestern Electric Power Co.,
3.55%, Due 2/15/2022	600	625
Union Electric Co.,
6.70%, Due 2/1/2019	200	229
WEC Energy Group, Inc.,
3.55%, Due 6/15/2025	280	287
Xcel Energy, Inc.,
5.613%, Due 4/1/2017	329	345

		6,786

ENERGY - 0.58%
Apache Corp.,
5.10%, Due 9/1/2040	170	128

	Par Amount	Fair Value
	(000’s)	(000’s)
Buckeye Partners LP,
4.875%, Due 2/1/2021J	$165	$152
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	190	148
6.25%, Due 3/15/2038	365	265
Columbia Pipeline Group, Inc.,
4.50%, Due 6/1/2025G	230	207
Devon Energy Corp.,
4.75%, Due 5/15/2042	300	193
Enterprise Products Operating LLC,
6.125%, Due 10/15/2039H	130	122
EOG Resources, Inc.,
2.50%, Due 2/1/2016	325	325
Halliburton Co.,
3.25%, Due 11/15/2021	215	210
3.375%, Due 11/15/2022	185	182
Husky Energy, Inc.,
3.95%, Due 4/15/2022	365	320
Marathon Petroleum Corp.,
3.625%, Due 9/15/2024	165	146
Phillips 66,
2.95%, Due 5/1/2017	225	228
4.30%, Due 4/1/2022	170	174
Shell International Finance BV,
1.625%, Due 11/10/2018	375	371
Sunoco Logistics Partners Operations LP,
4.25%, Due 4/1/2024J	100	84
TransCanada PipeLines Ltd.,
3.75%, Due 10/16/2023	300	289
6.10%, Due 6/1/2040	170	167

		3,711

TRANSPORTATION - 0.38%
Burlington Northern Santa Fe LLC,
3.65%, Due 9/1/2025H	205	209
7.95%, Due 8/15/2030H	295	420
5.75%, Due 5/1/2040H	420	479
Canadian National Railway Co.,
5.55%, Due 5/15/2018	350	380
CSX Corp.,
5.50%, Due 4/15/2041	325	360
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	425	459
Union Pacific Corp.,
3.375%, Due 2/1/2035	150	136

		2,443

TELECOMMUNICATIONS - 1.03%
America Movil S.A.B. de C.V.,
6.375%, Due 3/1/2035	350	393
AT&T, Inc.,
2.45%, Due 6/30/2020	195	193
3.40%, Due 5/15/2025	350	335
4.50%, Due 5/15/2035	295	266
4.35%, Due 6/15/2045	841	700

	Par Amount	Fair Value
	(000’s)	(000’s)
Deutsche Telekom International Finance BV,
4.875%, Due 3/6/2042G	$300	$310
Oi Brasil Holdings Cooperatief UA,
5.75%, Due 2/10/2022G	1,890	822
Rogers Communications, Inc.,
5.00%, Due 3/15/2044	345	344
Verizon Communications, Inc.,
4.60%, Due 4/1/2021	360	392
6.40%, Due 9/15/2033	670	757
6.90%, Due 4/15/2038	475	565
6.55%, Due 9/15/2043	600	700
Vodafone Group PLC,
6.15%, Due 2/27/2037D	815	824

		6,601

Total Corporate Obligations (Cost $89,682)		89,389

FOREIGN GOVERNMENT OBLIGATION - 0.03% (Cost $199)
Oil & Gas - 0.03%
Petroleos Mexicanos,

6.00%, Due 3/5/2020	200	204

ASSET-BACKED OBLIGATIONS - 1.22%
Ally Auto Receivables Trust,
1.39%, Due 9/16/2019, 2015 1 A3	605	606
Ally Master Owner Trust,
1.54%, Due 9/15/2019, 2012 5 A	595	596
AmeriCredit Automobile Receivables Trust,
1.15%, Due 6/10/2019, 2014 3 A3	455	454
Capital Auto Receivables Asset Trust,
1.09%, Due 3/20/2018, 2013-4 A3	509	509
Capital One Multi-Asset Execution Trust,
1.48%, Due 7/15/2020, 2014 A5 A	530	533
Ford Credit Auto Owner Trust,
2.03%, Due 8/15/2020, 2015 A B	605	612
Ford Credit Floorplan Master Owner Trust,
1.50%, Due 9/15/2018, 2013-5 A1	1,100	1,102
1.40%, Due 8/15/2019, 2014 4 A1	780	781
GM Financial Automobile Leasing Trust,
1.68%, Due 12/20/2018, 2015 2 A3	1,000	1,001
Hyundai Auto Receivables Trust,
0.79%, Due 7/16/2018, 2014 A A3	242	242
Mercedes Benz Auto Lease Trust,
0.90%, Due 12/16/2019, 2014 A A4	820	820
Volkswagen Auto Lease Trust,
1.25%, Due 12/20/2017, 2015 A A3	525	522

Total Asset-Backed Obligations (Cost $7,766)		7,778

	Par Amount	Fair Value
	(000’s)	(000’s)
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 2.05%
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	$630	$642
5.54%, Due 9/11/2041, 2006-PW13 A4	317	320
Ginnie Mae REMIC Trust,
1.147%, Due 12/16/2038, 2013-139 A	1,704	1,685
1.624%, Due 7/16/2039, 2013-78 AB	1,548	1,531
2.586%, Due 9/16/2039, 2014-31 AB	509	514
1.367%, Due 11/16/2041, 2013 125 AB	1,754	1,733
3.20%, Due 11/16/2044, 2011-92 B	1,730	1,761
GS Mortgage Securities Trust,
3.679%, Due 8/10/2043, 2010-C1 A1G	120	124
3.849%, Due 12/10/2043, 2010 C2 A1G	76	79
3.033%, Due 11/10/2046, 2013 GC16 A2	935	960
JP Morgan Chase Commercial Mortgage Securities Corp.,
3.853%, Due 6/15/2043, 2010 C1 A1G	15	15
4.388%, Due 2/15/2046, 2011-C3 A3G	400	419
5.889%, Due 2/12/2049, 2007-CB19 A4	534	550
JPMBB Commercial Mortgage Securities Trust,
3.157%, Due 7/15/2045, 2013 C12 ASB	665	687
LB-UBS Commercial Mortgage Trust,
5.424%, Due 2/15/2040, 2007-C1 A4	472	478
Wachovia Bank Commercial Mortgage Trust,
5.894%, Due 6/15/2049, 2007 C32 A2	39	40
Wells Fargo Commercial Mortgage Trust,
3.412%, Due 9/15/2058, 2015 C30 ASB	1,095	1,128
WF-RBS Commercial Mortgage Trust,
3.66%, Due 3/15/2047, 2014 C19 A3	455	476

Total Commercial Mortgage-Backed Obligations (Cost $13,053)		13,142

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.90%
Federal Home Loan Mortgage Corporation
4.50%, Due 3/1/2019	55	57
5.00%, Due 10/1/2020	27	29
3.50%, Due 8/1/2026	130	138
3.50%, Due 9/1/2028	720	764
5.00%, Due 8/1/2033	179	199
5.50%, Due 2/1/2034	166	185
5.00%, Due 3/1/2034	131	145
6.00%, Due 6/1/2034	130	148
6.00%, Due 8/1/2034	105	121
5.00%, Due 8/1/2035	100	111

	Par Amount	Fair Value
	(000’s)	(000’s)
5.00%, Due 9/1/2035	$67	$74
5.50%, Due 4/1/2037	105	117
5.50%, Due 5/1/2038	52	58
4.00%, Due 1/1/2041	578	619
4.50%, Due 2/1/2041	448	487
3.50%, Due 3/1/2042	355	372
3.50%, Due 6/1/2042	1,741	1,822
3.50%, Due 7/1/2042	467	489
3.00%, Due 8/1/2042	738	753
3.50%, Due 2/1/2043	948	993

		7,681

Federal National Mortgage Association
6.00%, Due 4/1/2016	1	1
5.00%, Due 12/1/2017	34	35
4.50%, Due 9/1/2018	32	33
4.00%, Due 8/1/2020	58	60
3.50%, Due 1/1/2026	114	121
4.00%, Due 5/1/2026	616	659
4.00%, Due 6/1/2026	771	824
3.50%, Due 1/1/2028	380	403
3.00%, Due 7/1/2029	697	728
5.00%, Due 3/1/2034	198	220
4.50%, Due 4/1/2034	298	326
3.50%, Due 10/1/2034	240	255
5.50%, Due 4/1/2036	92	103
5.50%, Due 6/1/2038	34	38
4.50%, Due 1/1/2040	487	530
5.00%, Due 5/1/2040	743	824
5.00%, Due 6/1/2040	641	713
4.00%, Due 9/1/2040	409	438
4.00%, Due 1/1/2041	1,237	1,324
4.00%, Due 2/1/2041	609	655
5.00%, Due 3/1/2041	582	645
4.50%, Due 4/1/2041	905	987
4.50%, Due 6/1/2041	695	757
4.50%, Due 8/1/2041	383	417
4.50%, Due 10/1/2041	504	552
4.00%, Due 11/1/2041	196	210
4.50%, Due 1/1/2043	705	771
3.00%, Due 5/1/2043	1,088	1,114
3.00%, Due 6/1/2043	3,441	3,518
3.50%, Due 6/1/2043	450	471
3.50%, Due 7/1/2043	436	458
3.00%, Due 8/1/2043	2,148	2,195
3.50%, Due 8/1/2044	1,154	1,209
4.00%, Due 3/1/2045	1,054	1,132
3.50%, Due 4/1/2045	1,084	1,136
4.00%, Due 4/1/2045	1,201	1,286
4.00%, Due 7/1/2045	2,327	2,495
3.50%, Due 11/1/2045	6,000	6,288

		33,931

Government National Mortgage Association
7.00%, Due 12/15/2025	78	91
6.50%, Due 8/15/2027	78	90

	Par Amount	Fair Value
	(000’s)	(000’s)
6.50%, Due 11/15/2027	$81	$94
7.50%, Due 12/15/2028	74	88
5.50%, Due 7/15/2033	168	191
6.00%, Due 12/15/2033	198	228
4.50%, Due 5/15/2039	450	490
5.00%, Due 10/15/2039	327	367
5.50%, Due 2/15/2040	353	395
4.00%, Due 5/15/2040	340	364
4.50%, Due 6/15/2040	367	404
3.50%, Due 9/15/2041	1,008	1,062
3.50%, Due 3/15/2043	611	646
5.50%, Due 2/20/2034	243	272
5.00%, Due 3/20/2045	614	669
3.50%, Due 6/20/2045	1,588	1,678
4.00%, Due 7/20/2045	682	730
4.00%, Due 9/20/2045	1,001	1,072

		8,931

Total U.S. Agency Mortgage-Backed Obligations (Cost $49,528)		50,543

U.S. TREASURY OBLIGATIONS - 12.52%
0.875%, Due 1/31/2017	1,025	1,027
1.125%, Due 5/31/2019	1,500	1,503
1.25%, Due 2/29/2020	2,000	2,002
1.75%, Due 10/31/2020	2,000	2,037
2.00%, Due 11/15/2021	3,045	3,128
2.00%, Due 2/15/2022	5,000	5,139
1.625%, Due 11/15/2022	2,000	1,997
2.50%, Due 8/15/2023	2,000	2,111
2.375%, Due 8/15/2024	4,110	4,279
6.875%, Due 8/15/2025	580	831
5.25%, Due 11/15/2028	450	607
4.75%, Due 2/15/2037	630	871
4.50%, Due 8/15/2039	730	977
3.125%, Due 11/15/2041	4,840	5,250
2.875%, Due 5/15/2043	18,170	18,658
2.50%, Due 2/15/2045	31,365	29,681

Total U.S. Treasury Obligations (Cost $78,590)		80,098

MUNICIPAL OBLIGATIONS - 0.33% (Cost $1,816)
Municipal Electric Authority of Georgia,
6.655%, Due 4/1/2057,	1,760	2,119

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 3.67% (Cost $23,508)
JPMorgan U.S. Government Money Market Fund, Capital Class	23,508,475	$23,508

TOTAL INVESTMENTS - 99.24% (Cost $644,321)		635,068
OTHER ASSETS, NET OF LIABILITIES - 0.76%		4,848

TOTAL NET ASSETS - 100.00%		$639,916

A	ADR - American Depositary Receipt.
B	Non-voting participating shares.
C	Non-income producing security.
D	PLC - Public Limited Company.
E	MLP - Master Limited Partnership.
F	REIT - Real Estate Investment Trust.
G	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $12,637 or 1.98% of net assets. The Fund has no right to demand registration of these securities.
H	LLC - Limited Liability Company.
I	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
J	LP - Limited Partnership.

Futures Contracts Open on January 31, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index March Futures	Long	240	March 2016	$23,161,200	$(58,014)

				$23,161,200	$(58,014)

Top Ten Holdings (% Net Assets)

Bank of America Corp.		2.2
Citigroup, Inc.		2.1
JPMorgan Chase & Co.		1.8
Microsoft Corp.		1.4
Oracle Corp.		1.2
Verizon Communications, Inc.		1.0
BP PLC, Sponsored		1.3
General Motors Co.		1.1
Sanofi		0.9
Medtronic PLC		1.0
Total Fund Holdings	496

Sector Allocation (% Equities)

Financials	25.4
Consumer Discretionary	13.3
Health Care	13.0
Industrials	12.3
Energy	11.1
Information Technology	11.0
Telecommunication Services	4.6
Consumer Staples	3.6
Utilities	3.0
Materials	2.7

Sector Allocation (% Fixed Income)

U.S. Treasury	27.3
Mortgage-Backed Securities	17.1
Finance	13.0
Manufacturing	9.0
Service	7.0
Telecom	4.9
Energy	4.7
CMBS	4.5
Cash Equivalent	3.7
Asset-Backed Securities	2.6
Consumer	2.4
Electric	2.2
Transportation	0.8
Agency	0.7
Foreign Sovereign	0.1

American Beacon Large Cap Value Fund

January 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 95.56%
CONSUMER DISCRETIONARY - 11.88%
Auto Components - 2.17%
Delphi Automotive PLCA	88,082	$5,720
Goodyear Tire & Rubber Co.	1,065,809	30,280
Johnson Controls, Inc.	3,498,506	125,491
Magna International, Inc., Class A	718,041	24,837

		186,328

Automobiles - 3.84%
Ford Motor Co.	5,078,352	60,636
General Motors Co.	4,521,105	134,005
Harley-Davidson, Inc.	523,571	20,943
Honda Motor Co., Ltd., Sponsored ADRB	1,284,272	34,701
Toyota Motor Corp., Sponsored ADRB	654,299	78,535

		328,820

Household Durables - 0.46%
Koninklijke Philips Electronics N.V.	514,790	13,735
Newell Rubbermaid, Inc.	64,997	2,521
Stanley Black & Decker, Inc.	49,214	4,643
Tupperware Brands Corp.	401,784	18,654

		39,553

Media - 1.76%
CBS Corp., Class BC	451,803	21,461
Comcast Corp., Class A	890,066	49,586
Discovery Communications, Inc., Class AD	1,340,944	36,997
McGraw-Hill Cos., Inc.	19,987	1,699
Omnicom Group, Inc.	359,916	26,400
Time Warner, Inc.	119,111	8,390
Time, Inc.	11,073	166
Viacom, Inc., Class B	92,121	4,204
Walt Disney Co.	27,012	2,588

		151,491

Multiline Retail - 3.20%
Dillard’s, Inc., Class A	318,800	22,447
Kohl’s Corp.	640,356	31,858
Macy’s, Inc.	1,047,300	42,321
Michael Kors Holdings Ltd.D	1,840,107	73,420
Nordstrom, Inc.	399,677	19,624
Target Corp.	1,176,375	85,193

		274,863

Specialty Retail - 0.45%
Advance Auto Parts, Inc.	20,795	3,162
Bed Bath & Beyond, Inc.D	827,654	35,730

		38,892

Total Consumer Discretionary		1,019,947

CONSUMER STAPLES - 4.96%
Beverages - 0.14%
Diageo PLC, Sponsored ADRA B	108,119	11,641

	Shares	Fair Value
		(000’s)
Food & Drug Retailing - 0.54%
CVS Caremark Corp.	178,278	$17,220
Wal-Mart Stores, Inc.	443,982	29,463

		46,683

Food Products - 0.87%
Archer Daniels Midland Co.	171,294	6,055
Bunge Ltd.	187,314	11,615
Danone S.A., Sponsored ADRB	540,643	7,477
General Mills, Inc.	263,701	14,902
Kellogg Co.	249,895	18,353
Nestle S.A., Sponsored ADRB	217,822	16,062

		74,464

Household Products - 0.06%
Procter & Gamble Co.	61,445	5,019

Tobacco - 3.35%
Altria Group, Inc.	1,208,599	73,857
Imperial Tobacco Group PLC ADRA B	778,207	84,330
Philip Morris International, Inc.	1,441,664	129,765

		287,952

Total Consumer Staples		425,759

ENERGY - 10.17%
Energy Equipment & Services - 0.36%
Baker Hughes, Inc.	15,308	666
Cobalt International Energy, Inc.D	3,695,065	14,004
National Oilwell Varco, Inc.	151,986	4,946
Schlumberger Ltd.	152,363	11,011

		30,627

Oil & Gas - 9.81%
Apache Corp.	710,368	30,219
BP PLC, Sponsored ADRA B	4,797,405	155,293
Canadian Natural Resources Ltd.	2,460,303	52,306
Chevron Corp.	134,666	11,645
Cimarex Energy Co.	374,268	34,807
ConocoPhillips	1,559,616	60,950
Devon Energy Corp.	1,490,166	41,576
EOG Resources, Inc.	118,452	8,412
Exxon Mobil Corp.	210,061	16,353
Hess Corp.	1,853,792	78,786
Kosmos Energy Ltd.D	2,718,545	12,424
Marathon Oil Corp.	6,735,186	65,533
Marathon Petroleum Corp.	743,539	31,072
Murphy Oil Corp.	1,141,060	22,376
Occidental Petroleum Corp.	1,413,460	97,288
Phillips 66	918,404	73,610
Royal Dutch Shell PLC, Class A, ADRA B	1,049,322	46,097
Seadrill Ltd.D	1,687,686	3,494

		842,241

Total Energy		872,868

	Shares	Fair Value
		(000’s)
FINANCIALS - 23.91%
Banks - 2.58%
BB&T Corp.	154,445	$5,044
Citizens Financial Group	2,108,253	44,800
PNC Financial Services Group, Inc.	1,511,848	131,003
SunTrust Banks, Inc.	613,105	22,427
U.S. Bancorp	446,929	17,904

		221,178

Diversified Financials - 16.31%
American Express Co.	957,736	51,239
Bank of America Corp.	18,419,498	260,452
Bank of New York Mellon Corp.	610,544	22,114
BlackRock, Inc., Class A	27,980	8,793
Blackstone Group, LPE	1,210,048	31,788
Capital One Financial Corp.	1,444,364	94,779
Citigroup, Inc.	6,096,721	259,598
Franklin Resources, Inc.	252,565	8,754
Goldman Sachs Group, Inc.	253,869	41,015
JPMorgan Chase & Co.	4,717,344	280,682
KKR & Co., LPE	3,849,408	52,467
Morgan Stanley	1,150,978	29,787
Nasdaq OMX Group	160,299	9,939
Nomura Holdings, Inc.	7,225,484	39,090
Santander Consumer USA Holdings, Inc.	2,597,047	27,139
SLM Corp.D	3,390,730	21,701
State Street Corp.	575,105	32,051
Synchrony FinancialD	893,187	25,384
Wells Fargo & Co.	2,082,529	104,605

		1,401,377

Insurance - 4.80%
Allstate Corp.	397,747	24,103
American International Group, Inc.	1,974,983	111,547
Aon PLCA	153,842	13,512
Berkshire Hathaway, Inc., Class BD	507,310	65,834
Chubb Ltd.	154,819	17,505
MetLife, Inc.	2,572,501	114,863
Prudential Financial, Inc.	114,262	8,007
Travelers Cos., Inc.	189,325	20,265
Unum Group	1,277,337	36,583

		412,219

Real Estate - 0.42%
Hatteras Financial Corp.F	871,541	10,685
Two Harbors Investment Corp.F	3,291,254	25,014

		35,699

Total Financials		2,052,968

HEALTH CARE - 13.02%
Biotechnology - 0.09%
PTC Therapeutics, Inc.D	317,143	7,554

	Shares	Fair Value
		(000’s)
Health Care Equipment & Supplies - 2.29%
Medtronic PLCA	2,047,148	$155,419
St. Jude Medical, Inc.	107,070	5,660
Thermo Fisher Scientific, Inc.	87,537	11,560
Zimmer Biomet Holdings, Inc.	243,467	24,167

		196,806

Health Care Providers & Services - 2.04%
Anthem, Inc.	886,831	115,722
Express Scripts Holding Co.D	489,812	35,203
Humana, Inc.	132,653	21,595
McKesson Corp.	18,969	3,054

		175,574

Pharmaceuticals - 8.60%
Abbott Laboratories	253,939	9,612
AbbVie, Inc.	699,884	38,424
Endo International PLCA D	321,840	17,852
GlaxoSmithKline PLC, Sponsored ADRA B	1,409,034	58,179
Horizon Pharma PLCA D	1,184,792	20,734
Jazz Pharmaceuticals PLCA D	132,668	17,080
Johnson & Johnson	1,070,407	111,793
Mallinckrodt PLCA D	329,607	19,147
Merck & Co., Inc.	2,259,771	114,503
Mylan N.V.D	557,385	29,369
Novartis AG ADRB	34,885	2,720
Pfizer, Inc.	4,298,822	131,070
Roche Holding AG, Sponsored ADRB	79,761	2,586
Sanofi ADRB	3,015,145	125,551
Valeant Pharmaceuticals International, Inc.	436,700	39,399

		738,019

Total Health Care		1,117,953

INDUSTRIALS - 12.16%
Aerospace & Defense - 3.61%
AerCap Holdings N.V.D	727,900	22,354
Boeing Co.	182,385	21,910
Embraer S.A., Sponsored ADRB	445,100	12,810
General Dynamics Corp.	369,736	49,460
Lockheed Martin Corp.	72,994	15,402
Northrop Grumman Corp.	49,168	9,099
Raytheon Co.	588,467	75,465
Rockwell Collins, Inc.	274,116	22,171
United Technologies Corp.	930,385	81,585

		310,256

Air Freight & Couriers - 0.15%
United Parcel Service, Inc., Class B	139,971	13,045

Airlines - 1.62%
American Airlines Group, Inc.	1,811,300	70,622
Delta Air Lines, Inc.	1,548,200	68,570

		139,192

	Shares	Fair Value
		(000’s)
Commercial Services & Supplies - 0.15%
Covanta Holding Corp.	770,401	$10,894
Equifax, Inc.	19,398	2,052

		12,946

Construction & Engineering - 0.55%
AECOM Technology Corp.D	629,464	17,272
Chicago Bridge & Iron Co., N.V.	782,219	30,366

		47,638

Diversified Manufacturing - 0.66%
Eaton Corp., PLCA	1,119,304	56,536

Electrical Equipment - 0.14%
Tyco International PLCA	348,359	11,980

Industrial Conglomerates - 1.21%
3M Co.	128,409	19,390
Honeywell International, Inc.	815,209	84,129

		103,519

Machinery - 3.95%
Caterpillar, Inc.	621,224	38,665
CNH Industrial N.V.	5,364,539	33,582
Cummins, Inc.	745,003	66,969
Danaher Corp.	161,086	13,958
Deere & Co.	33,968	2,616
Illinois Tool Works, Inc.	83,850	7,552
Oshkosh Corp.	738,309	24,313
PACCAR, Inc.	427,151	20,960
Parker Hannifin Corp.	365,505	35,512
Pentair PLCA	80,483	3,792
Reliance Steel & Aluminum Co.	700,875	39,909
Terex Corp.	925,810	20,738
Xylem, Inc.	826,070	29,697

		338,263

Road & Rail - 0.12%
Canadian National Railway Co.	90,240	4,827
Union Pacific Corp.	76,753	5,526

		10,353

Total Industrials		1,043,728

INFORMATION TECHNOLOGY - 10.00%
Communications Equipment - 1.89%
Cisco Systems, Inc.	2,283,670	54,329
Corning, Inc.	5,791,340	107,776

		162,105

Computers & Peripherals - 1.12%
Hewlett Packard Enterprise Co.	4,308,744	59,289
HP, Inc.	1,463,144	14,207
International Business Machines Corp.	78,736	9,825
Teradata Corp.D	525,794	12,798

		96,119

	Shares	Fair Value
		(000’s)
IT Consulting & Services - 0.46%
Accenture, PLC, Class AA	248,787	$26,257
Fidelity National Information Services, Inc.	133,178	7,955
Fiserv, Inc.D	53,544	5,063

		39,275

Semiconductor Equipment & Products - 2.14%
Analog Devices, Inc.	53,801	2,898
Applied Materials, Inc.	1,246,525	22,001
Intel Corp.	990,156	30,715
Lam Research Corp.	369,212	26,506
Micron Technology, Inc.D	4,972,679	54,848
Qualcomm, Inc.	750,108	34,010
Texas Instruments, Inc.	240,685	12,739

		183,717

Software - 4.39%
Microsoft Corp.	3,467,135	191,005
Navient Corp.	1,686,201	16,120
Oracle Corp.	4,697,204	170,555

		377,680

Total Information Technology		858,896

MATERIALS - 2.46%
Chemicals - 1.83%
Air Products & Chemicals, Inc.	506,992	64,241
Dow Chemical Co.	611,097	25,666
Eastman Chemical Co.	611,426	37,425
EI du Pont de Nemours & Co.	128,851	6,798
Monsanto Co.	40,690	3,687
PPG Industries, Inc.	206,656	19,657

		157,474

Containers & Packaging - 0.18%
Crown Holdings, Inc.D	100,245	4,599
Packaging Corp of America	211,015	10,726

		15,325

Paper & Forest Products - 0.45%
International Paper Co.	517,386	17,700
Louisiana-Pacific Corp.D	1,313,477	20,648

		38,348

Total Materials		211,147

TELECOMMUNICATION SERVICES - 4.07%
Diversified Telecommunication Services - 2.69%
AT&T, Inc.	1,524,291	54,966
Telefonaktiebolaget LM Ericsson, Sponsored ADRB	3,964,620	35,285
Verizon Communications, Inc.	2,813,066	140,569

		230,820

	Shares	Fair Value
		(000’s)
Wireless Telecommunication Services - 1.38%
China Mobile Ltd., Sponsored ADRB	1,216,643	$66,343
Vodafone Group PLC, Sponsored ADRA B	1,627,047	52,391

		118,734

Total Telecommunication Services		349,554

UTILITIES - 2.73%
Electric - 2.70%
Calpine Corp.D	3,568,376	54,632
CenterPoint Energy, Inc.	2,461,602	43,989
Duke Energy Corp.	105,169	7,919
Entergy Corp.	784,929	55,400
NRG Energy, Inc.	3,141,732	33,428
PPL Corp.	528,054	18,514
Southern Co.	367,599	17,983

		231,865

Multi-Utilities - 0.03%
Xcel Energy, Inc.	58,359	2,230

Total Utilities		234,095

Total Common Stock (Cost $8,440,878)		8,204,420

SHORT-TERM INVESTMENTS - 4.06%
American Beacon U.S. Government Money Market Select Fund, Select Class G	8,000,000	8,000
JPMorgan U.S. Government Money Market Fund, Capital Class	340,489,095	340,489

Total Short-Term Investments (Cost $348,489)		348,489

TOTAL INVESTMENTS - 99.62% (Cost $8,789,367)		8,552,909
OTHER ASSETS, NET OF LIABILITIES - 0.38%		32,792

TOTAL NET ASSETS - 100.00%		$8,585,701

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	ADR - American Depositary Receipt.
C	Non-voting participating shares.
D	Non-income producing security.
E	MLP - Master Limited Partnership.
F	REIT - Real Estate Investment Trust.
G	The fund is affiliated by having the same investment advisor.

Futures Contracts Open on January 31, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index March Futures	Long	3,515	March 2016	$339,215,075	$3,952,924

				$339,215,075	$3,952,924

Top Ten Holdings (% Net Assets)

JPMorgan Chase & Co.		3.4
Bank of America Corp.		3.1
Wells Fargo & Co.		2.3
Medtronic PLC		2.0
Oracle Corp.		1.9
Pfizer, Inc.		1.7
Verizon Communications, Inc.		1.7
Microsoft Corp.		1.7
General Motors Co.		1.7
Citigroup		3.2
Total Fund Holdings	204

Sector Allocation (% Equities)

Financials	27.2
Health Care	13.7
Consumer Discretionary	12.9
Energy	10.7
Information Technology	10.7
Industrials	10.2
Consumer Staples	5.2
Telecommunication Services	4.6
Utilities	3.0
Materials	1.8
Manufacturing	0.0

American Beacon Mid-Cap Value Fund

January 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 94.04%
CONSUMER DISCRETIONARY - 17.75%
Auto Components - 2.49%
Dana Holding Corp.	717,408	$8,530
Delphi Automotive PLCA	96,319	6,255

		14,785

Home Builders - 0.66%
D.R. Horton, Inc.	143,729	3,954

Hotels, Restaurants & Leisure - 4.26%
Norwegian Cruise Line Holdings Ltd.B	106,125	4,815
Royal Caribbean Cruises Ltd.	127,041	10,412
SeaWorld Entertainment, Inc.	193,792	3,694
Wyndham Worldwide Corp.	98,921	6,420

		25,341

Household Durables - 2.28%
Stanley Black & Decker, Inc.	92,700	8,745
Whirlpool Corp.	35,932	4,829

		13,574

Leisure Equipment & Products - 0.98%
Brunswick Corp.	146,866	5,853

Media - 3.34%
Interpublic Group of Cos., Inc.	255,041	5,723
Meredith Corp.	15,855	671
News Corp., Class A	507,207	6,578
Omnicom Group, Inc.	93,831	6,883

		19,855

Multiline Retail - 0.59%
Nordstrom, Inc.C	71,156	3,494

Specialty Retail - 3.15%
Hanesbrands, Inc.	249,715	7,634
L Brands, Inc.	67,211	6,462
Staples, Inc.	517,746	4,618

		18,714

Total Consumer Discretionary		105,570

CONSUMER STAPLES - 1.54%
Tobacco - 1.54%
Reynolds American, Inc.	183,970	9,189

ENERGY - 5.12%
Energy Equipment & Services - 1.36%
FMC Technologies, Inc.B	63,764	1,604
SEACOR Holdings, Inc.	31,307	1,440
Superior Energy Services, Inc.	216,756	2,235
Weatherford International PLCA B	415,212	2,798

		8,077

Oil & Gas - 3.76%
Apache Corp.	106,439	4,528
Cenovus Energy, Inc.	239,703	2,946

	Shares	Fair Value
		(000’s)
Murphy Oil Corp.	539,638	$10,582
PBF Energy, Inc., Class A	123,364	4,317

		22,373

Total Energy		30,450

FINANCIALS - 28.32%
Banks - 8.66%
CIT Group, Inc.	153,814	4,514
Comerica, Inc.	96,444	3,308
Cullen/Frost Bankers, Inc.	78,014	3,734
Fifth Third Bancorp	520,320	8,222
First Niagara Financial Group, Inc.	199,238	1,951
KeyCorp	323,023	3,605
M&T Bank Corp.	54,803	6,038
New York Community Bancorp, Inc.C	337,275	5,221
People’s United Financial, Inc.	328,645	4,723
Regions Financial Corp.	702,831	5,707
TCF Financial Corp.	133,992	1,609
Valley National Bancorp	213,352	1,877
Webster Financial Corp.	30,008	995

		51,504

Diversified Financials - 4.57%
Ameriprise Financial, Inc.	46,789	4,241
Capital One Financial Corp.	29,642	1,945
Discover Financial Services	109,261	5,003
Franklin Resources, Inc.	165,938	5,752
KKR & Co., LPC D	259,143	3,532
Legg Mason, Inc.	123,845	3,792
SLM Corp.B	457,295	2,927

		27,192

Insurance - 10.34%
Allstate Corp.	199,655	12,100
Assurant, Inc.	20,539	1,670
Axis Capital Holdings Ltd.	120,767	6,511
Endurance Specialty Holdings Ltd.	69,452	4,301
FNF Group	137,686	4,458
Lincoln National Corp.	128,381	5,066
Torchmark Corp.	105,542	5,735
Validus Holdings Ltd.	104,473	4,622
Voya Financial, Inc.	243,829	7,456
Willis Towers Watson PLCE	84,332	9,654

		61,573

Real Estate - 4.75%
AvalonBay Communities, Inc.F	22,748	3,901
CBL & Associates Properties, Inc.F	277,203	2,980
Corporate Office Properties TrustF	78,844	1,758
EPR PropertiesF	65,665	3,937
Host Hotels & Resorts, Inc.F	230,328	3,190
Lamar Advertising Co., Class AF	171,426	9,618
MFA Financial, Inc.F	449,712	2,856

		28,240

Total Financials		168,509

	Shares	Fair Value
		(000’s)
HEALTH CARE - 5.12%
Health Care Equipment & Supplies - 1.82%
St. Jude Medical, Inc.	104,091	$5,502
Zimmer Biomet Holdings, Inc.	53,855	5,346

		10,848

Health Care Providers & Services - 3.30%
Cardinal Health, Inc.	77,465	6,303
Cigna Corp.	51,098	6,826
Universal Health Services, Inc., Class B	57,560	6,484

		19,613

Total Health Care		30,461

INDUSTRIALS - 15.80%
Aerospace & Defense - 2.19%
Spirit Aerosystems Holdings, Inc., Class AB	107,915	4,576
TransDigm Group, Inc.	37,775	8,489

		13,065

Building Products - 1.77%
Owens Corning	227,604	10,513

Commercial Services & Supplies - 1.83%
Convergys Corp.	87,030	2,127
Genpact Ltd.	176,860	4,230
Republic Services, Inc.	51,615	2,256
Steelcase, Inc., Class A	179,057	2,285

		10,898

Construction & Engineering - 1.02%
AECOM Technology Corp.B	221,249	6,071

Diversified Manufacturing - 0.43%
Eaton Corp., PLCA	50,408	2,546

Electrical Equipment - 1.52%
Brady Corp., Class A	108,784	2,441
Tyco International PLCA	191,907	6,600

		9,041

Industrial Conglomerates - 1.17%
KBR, Inc.	487,475	6,951

Machinery - 4.40%
CNH Industrial N.V.C	601,109	3,763
Dover Corp.	166,396	9,725
Parker Hannifin Corp.	60,964	5,923
Terex Corp.	243,425	5,453
Xylem, Inc.	37,742	1,357

		26,221

Marine - 0.49%
Golar LNG Ltd.C	155,189	2,890

Road & Rail - 0.98%
Ryder System, Inc.	40,550	2,156
Werner Enterprises, Inc.	151,282	3,654

		5,810

Total Industrials		94,006

	Shares	Fair Value
		(000’s)
INFORMATION TECHNOLOGY - 9.08%
Computers & Peripherals - 2.16%
Hewlett Packard Enterprise Co.	317,896	$4,374
HP, Inc.	317,896	3,087
Seagate Technology PLCA C	186,400	5,415

		12,876

Electronic Equipment & Instruments - 2.52%
Avnet, Inc.	138,711	5,537
Flextronics International Ltd.B	601,518	6,305
Keysight Technologies, Inc.B	134,841	3,155

		14,997

IT Consulting & Services - 1.28%
Computer Sciences Corp.	59,168	1,898
CSRA, Inc.	59,168	1,585
Total System Services, Inc.	103,386	4,151

		7,634

Semiconductor Equipment & Products - 2.58%
Marvell Technology Group Ltd.	484,524	4,288
Microchip Technology, Inc.	128,735	5,768
ON Semiconductor Corp.B	608,067	5,205

		15,261

Software - 0.54%
Navient Corp.	337,262	3,224

Total Information Technology		53,992

MATERIALS - 4.55%
Chemicals - 2.21%
Ashland, Inc.	58,853	5,577
Eastman Chemical Co.	57,302	3,507
FMC Corp.	112,906	4,033

		13,117

Construction Materials - 1.03%
CRH PLC, ADRA G	227,398	6,122

Containers & Packaging - 1.13%
Owens-Illinois, Inc.B	246,167	3,185
Packaging Corp of America	69,896	3,553

		6,738

Industrials - 0.18%
SPX FLOW, Inc.B	45,290	1,080

Total Materials		27,057

UTILITIES - 6.76%
Electric - 5.36%
CenterPoint Energy, Inc.	70,486	1,260
Edison International	105,632	6,528
Great Plains Energy, Inc.	187,847	5,237
PG&E Corp.	141,504	7,770
Pinnacle West Capital Corp.	167,756	11,124

		31,919

	Shares	Fair Value
		(000’s)
Gas - 0.69%
Energen Corp.	32,744	$1,155
UGI Corp.	87,332	2,969

		4,124

Multi-Utilities - 0.71%
Xcel Energy, Inc.	109,778	4,196

Total Utilities		40,239

Total Common Stock (Cost $639,010)		559,473

SHORT-TERM INVESTMENTS - 5.33% (Cost $31,683)
JPMorgan U.S. Government Money Market Fund, Capital Class	31,683,489	31,683

SECURITIES LENDING COLLATERAL - 2.13%
American Beacon U.S. Government Money Market Select Fund, Select Class H	10,614,580	10,614
DWS Government and Agency Securities Portfolio, Institutional Class	2,076,675	2,077

Total Securities Lending Collateral (Cost $12,691)		12,691

TOTAL INVESTMENTS - 101.50% (Cost $683,384)		603,847
LIABILITIES, NET OF OTHER ASSETS - (1.50%)		(8,948)

TOTAL NET ASSETS - 100.00%		$594,899

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Non-income producing security.
C	All or a portion of this security is on loan at January 31, 2016.
D	MLP - Master Limited Partnership.
E	PCL - Public Company Limited (Thailand).
F	REIT - Real Estate Investment Trust.
G	ADR - American Depositary Receipt.
H	The fund is affiliated by having the same investment advisor.

Futures Contracts Open on January 31, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 400 Midcap E Index March Futures	Long	233	March 2016	$30,634,840	$(988,036)

				$30,634,840	$(988,036)

Top Ten Holdings (% Net Assets)

Dana Holding Corp.		1.8
Stanley Black & Decker, Inc.		1.8
Owens Corning		1.8
Pinnacle West Capital Corp.		1.7
Royal Caribbean Cruises Ltd.		1.6
Fifth Third Bancorp		1.4
Murphy Oil Corp.		1.4
Brunswick Corp.		1.4
Willis Group Holdings PLC		1.3
Delphi Automotive plc		1.6
Total Fund Holdings	119

Sector Allocation (% Equities)

Financials	30.2
Consumer Discretionary	20.9
Industrials	15.7
Information Technology	10.3
Utilities	6.1
Health Care	6.1
Materials	5.1
Energy	4.3
Consumer Staples	1.3

American Beacon Small Cap Value Fund

January 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 94.98%
CONSUMER DISCRETIONARY - 13.97%
Auto Components - 1.36%
American Axle & Manufacturing Holdings, Inc.A	1,767,107	$22,653
Cooper Tire & Rubber Co.	359,314	13,101
Cooper-Standard Holding, Inc.A	51,631	3,576
Dana Holding Corp.	769,064	9,144
Federal Signal Corp.	576,844	8,532
Modine Manufacturing Co.A	107,636	691
Superior Industries International, Inc.	37,742	695
Tenneco, Inc.A	291,549	11,140

		69,532

Automobiles - 0.67%
Federal-Mogul Holdings Corp.A	222,579	1,062
Hyster-Yale Materials Handling, Inc.	133,479	6,933
Thor Industries, Inc.	454,108	23,808
Winnebago Industries, Inc.B	144,972	2,553

		34,356

Commercial Services - 0.06%
Sotheby’s, Class A	122,597	2,880

Homebuilders - 0.15%
William Lyon Homes, Inc., Class AA	705,860	7,666

Hotels, Restaurants & Leisure - 1.19%
Belmond Ltd., Class AA	806,665	6,824
Bloomin’ Brands, Inc.	94,990	1,678
Bravo Brio Restaurant Group, Inc.A	185,253	1,595
Brinker International, Inc.	218,795	10,883
Cheesecake Factory, Inc.	321,935	15,549
Cracker Barrel Old Country Store, Inc.B	60,275	7,910
Dick’s Sporting Goods, Inc.	135,449	5,293
Golden Entertainment, Inc.A	71,300	711
International Speedway Corp., Class A	96,240	3,286
Ruby Tuesday, Inc.A	807,674	4,402
Speedway Motorsports, Inc.	149,276	2,817

		60,948

Household Durables - 3.04%
ACCO Brands Corp.A	746,311	4,530
Cavco Industries, Inc.A	74,918	6,283
Ethan Allen Interiors, Inc.	492,604	13,153
Haverty Furniture Companies, Inc.	140,289	2,658
Helen of Troy Ltd.A	97,286	8,694
HNI Corp.	89,077	3,030
InvenSense, Inc.A B	168,438	1,383
KB HomeB	586,026	6,364
Knoll, Inc.	812,603	14,911
La-Z-Boy, Inc.	123,257	2,643
Libbey Glass, Inc.	33,013	528
M/I Homes, Inc.A	314,514	5,636
Matthews International Corp., Class A	72,615	3,624

	Shares	Fair Value
		(000’s)
MDC Holdings, Inc.	176,548	$3,842
Meritage Homes Corp.	143,167	4,726
Taylor Morrison Home Corp., Class AA	119,527	1,440
Tempur Sealy International, Inc.A	441,703	26,653
TRI Pointe Homes, Inc.A	1,116,011	11,763
Tupperware Brands Corp.	144,665	6,717
Universal Electronics, Inc.A	136,437	6,842
Whirlpool Corp.	151,257	20,328

		155,748

Household Products - 0.23%
CalAtlantic Group, Inc.	369,878	12,017

Internet & Catalog Retail - 0.14%
Insight Enterprises, Inc.A	297,980	7,041

Media - 2.31%
AMC Networks, Inc., Class AA	109,314	7,957
Banner Corp.	35,073	1,456
Entercom Communications Corp., Class AA	182,784	1,917
EW Scripps Co., Class A	1,005,996	19,094
John Wiley & Sons, Inc., Class A	63,607	2,659
Meredith Corp.	345,216	14,606
MSG Networks, Inc.A	175,700	3,073
New York Times Co., Class A	962,270	12,721
Scholastic Corp.B	116,784	4,009
Sinclair Broadcast Group, Inc., Class A	245,767	8,110
Starz - Liberty CapitalA	331,914	9,436
TEGNA, Inc.	686,000	16,471
Time, Inc.	643,129	9,647
TiVo, Inc.A	834,654	6,661
Travelzoo, Inc.A	63,590	516

		118,333

Multiline Retail - 0.07%
Big Lots, Inc.	77,961	3,023
Stein Mart, Inc.	89,750	661

		3,684

Specialty Retail - 3.71%
Aaron’s, Inc.	297,859	6,815
Asbury Automotive Group, Inc.A	54,700	2,575
Ascena Retail Group, Inc.A	208,537	1,539
Big 5 Sporting Goods Corp.	319,931	3,894
Buckle, Inc.B	113,064	3,213
Caleres, Inc.	275,281	7,400
Chico’s FAS, Inc.	300,092	3,118
Children’s Place Retail Stores, Inc.	179,744	11,701
Essendant, Inc.	269,284	8,041
Express, Inc.	705,434	11,964
Finish Line, Inc., Class A	254,202	4,815
GameStop Corp., Class AB	389,597	10,211
Genesco, Inc.A	139,384	9,219
Group 1 Automotive, Inc.	147,270	7,901
Hibbett Sports, Inc.A B	99,723	3,207

	Shares	Fair Value
		(000’s)
Kirkland’s, Inc.	114,341	$1,353
Lithia Motors, Inc., Class A	68,000	5,207
Murphy USA, Inc.A	164,633	9,524
Office Depot, Inc.A	1,447,400	7,454
Penske Automotive Group, Inc.	313,775	9,843
Pier 1 Imports, Inc.B	189,242	761
Rent-A-Center, Inc.	117,097	1,595
Rush Enterprises, Inc., Class AA	663,619	12,675
Select Comfort Corp.A	115,342	2,429
Shoe Carnival, Inc.	38,597	895
Sonic Automotive, Inc., Class A	1,063,335	18,203
Tailored Brands, Inc.	416,360	5,708
Urban Outfitters, Inc.A	446,016	10,205
Zumiez, Inc.A	481,979	8,729

		190,194

Textiles & Apparel - 1.04%
Deckers Outdoor Corp.A	231,282	11,439
Guess?, Inc.	807,709	14,975
Movado Group, Inc.	72,260	1,857
Oxford Industries, Inc.	153,387	10,716
Tumi Holdings, Inc.A	143,982	2,489
Unifirst Corp.	11,364	1,197
Vera Bradley, Inc.A	716,301	10,587

		53,260

Total Consumer Discretionary		715,659

CONSUMER STAPLES - 2.47%
Beverages - 0.19%
The Boston Beer Co., Inc.A	55,592	9,965

Food & Drug Retailing - 1.03%
Andersons, Inc.	130,338	3,820
Casey’s General Stores, Inc.	52,648	6,357
Fresh Market, Inc.A B	364,893	6,991
Petmed Express, Inc.	66,950	1,206
SpartanNash Co.	217,914	4,472
United Natural Foods, Inc.A	308,321	10,797
Vitamin Shoppe, Inc.A	557,893	16,977
Weis Markets, Inc.	52,123	2,117

		52,737

Food Products - 1.02%
Darling Ingredients, Inc.A	294,572	2,648
Fresh Del Monte Produce, Inc.	352,229	14,374
Hain Celestial Group, Inc.A	92,567	3,368
Herbalife Ltd.A B	265,908	12,288
Pilgrim’s Pride Corp.B	549,900	12,197
Sanderson Farms, Inc.B	89,724	7,287

		52,162

Personal Products - 0.06%
Medifast, Inc.	82,065	2,382
Revlon, Inc., Class AA	23,771	707

		3,089

	Shares	Fair Value
		(000’s)
Tobacco - 0.17%
Universal Corp.	156,800	$8,582

Total Consumer Staples		126,535

ENERGY - 3.15%
Energy Equipment & Services - 1.46%
Atwood Oceanics, Inc.B	195,990	1,201
Cobalt International Energy, Inc.A	1,019,699	3,865
Dril-Quip, Inc.A	110,200	6,462
Flotek Industries, Inc.A B	754,342	5,039
Gulf Island Fabrication, Inc.	196,371	1,712
McDermott International, Inc.A	846,893	2,337
Oceaneering International, Inc.	205,400	6,953
Oil States International, Inc.A	302,038	8,527
Patterson-UTI Energy, Inc.	794,647	11,427
PDC Energy, Inc.A	173,636	9,875
Rowan Cos., PLCC	269,000	3,403
RPC, Inc.B	1,021,689	12,740
SEACOR Holdings, Inc.	31,951	1,470

		75,011

Oil & Gas - 1.69%
Alon USA Energy, Inc.	203,858	2,565
Bellatrix Exploration Ltd.A B	749,222	937
Callon Petroleum Co.A	866,292	5,934
Carrizo Oil & Gas, Inc.A	136,216	3,696
Denbury Resources, Inc.B	539,485	842
Gran Tierra Energy, Inc.A	867,958	1,988
Green Plains Renewable Energy, Inc.	36,879	699
Kosmos Energy Ltd.A	1,289,167	5,891
Memorial Resource Development Corp.A	1,035,700	16,477
Natural Gas Services Group, Inc.A	228,085	4,315
PBF Energy, Inc., Class A	310,826	10,876
RSP Permian, Inc.A	597,300	14,066
Synergy Resources Corp.A	899,112	5,700
Ultra Petroleum Corp.A B	402,135	909
Western Refining, Inc.	345,152	11,356

		86,251

Total Energy		161,262

FINANCIALS - 29.49%
Banks - 13.25%
1st Source Corp.	79,085	2,390
Associated Banc-Corp.	1,576,619	27,670
Astoria Financial Corp.	382,864	5,793
BancorpSouth, Inc.	279,157	5,829
Bank of Hawaii Corp.	236,278	14,160
BBCN Bancorp, Inc.	230,675	3,506
Berkshire Hills Bancorp, Inc.	76,726	2,131
BOK Financial Corp.B	169,261	8,465
Boston Private Financial Holdings, Inc.	703,388	7,280
Brookline Bancorp, Inc.	912,578	10,184
Bryn Mawr Bank Corp.	175,946	4,615
Capital Bank Financial Corp., Class A	210,794	6,419
Cardinal Financial Corp.	326,310	6,223

	Shares	Fair Value
		(000’s)
Cathay General Bancorp	235,243	$6,587
Central Pacific Financial Corp.	428,161	8,970
Chemical Financial Corp.	158,991	5,065
City Holding Co.	42,127	1,873
Clifton Bancorp, Inc.	93,393	1,348
CoBiz Financial, Inc.	450,248	4,948
Columbia Banking System, Inc.	461,799	13,683
Community Bank System, Inc.	30,979	1,166
Community Trust Bancorp, Inc.	7,553	263
Cullen/Frost Bankers, Inc.	62,695	3,001
Dime Community Bancshares, Inc.	102,028	1,754
FCB Financial Holdings, Inc., Class AA	168,478	5,664
First Citizens BancShares, Inc., Class A	19,953	4,910
First Commonwealth Financial Corp.	335,479	2,929
First Financial Bancorp	149,881	2,398
First Financial Corp.	108,251	3,578
First Horizon National Corp.	3,530,582	44,944
First Interstate Bancsystem, Inc., Class A	357,257	9,628
First Merchants Corp.	100,556	2,299
First Midwest Bancorp, Inc.	989,426	17,246
First Niagara Financial Group, Inc.	2,916,918	28,557
FirstMerit Corp.	381,274	7,389
Flushing Financial Corp.	36,539	804
FNB Corp.	454,239	5,474
Fulton Financial Corp.	1,747,971	22,461
Hancock Holding Co.	491,612	11,779
Hanmi Financial Corp.	317,318	6,886
Iberiabank Corp.	113,418	5,427
International Bancshares Corp.	441,481	10,238
Investors Bancorp, Inc.	1,243,001	14,531
MainSource Financial Group, Inc.	141,815	3,145
MB Financial, Inc.	447,472	13,925
National Bank Holdings Corp., Class A	84,633	1,666
NBT Bancorp, Inc.	119,744	3,101
Northwest Bancshares, Inc.	365,010	4,588
Old National Bancorp	902,317	11,117
Opus Bank	45,121	1,489
People’s United Financial, Inc.B	863,354	12,406
Popular, Inc.	746,518	18,767
PrivateBancorp, Inc.	175,507	6,604
Prosperity Bancshares, Inc.	770,799	32,682
Provident Financial Services, Inc.	209,758	4,120
Real Industry, Inc.A B	722,432	4,624
Renasant Corp.	86,837	2,757
S&T Bancorp, Inc.	105,305	2,844
Sandy Spring Bancorp, Inc.	69,343	1,845
Seacoast Banking Corp. of FloridaA	397,938	5,897
Simmons First National Corp., Class A	147,236	6,524
South State Corp.	99,342	6,641
Sterling Bancorp	719,809	11,308
TCF Financial Corp.	775,086	9,309
TowneBank	125,241	2,388
Trustmark Corp.	373,113	8,074
UMB Financial Corp.	458,226	21,491
Umpqua Holdings Corp.	777,415	11,257

	Shares	Fair Value
		(000’s)
Union Bankshares Corp.	117,257	$2,693
United Bankshares, Inc.B	140,614	4,722
United Community Banks, Inc.	623,622	11,263
United Financial Bancorp, Inc.	112,056	1,266
Valley National Bancorp	1,426,462	12,553
Washington Federal, Inc.	1,137,938	24,295
Washington Trust Bancorp, Inc.	144,792	5,713
Webster Financial Corp.	769,290	25,517
WesBanco, Inc.	200,101	5,807
Wintrust Financial Corp.	332,502	13,995
Zions Bancorporation	80,169	1,818

		678,676

Diversified Financials - 4.18%
Ashford, Inc.A I	1	—
Beneficial Bancorp, Inc.A	215,035	2,785
Calamos Asset Management, Inc., Class A	283,306	2,717
Capitol Federal Financial, Inc.	486,759	5,973
Cash America International, Inc.	71,867	2,152
Cohen & Steers, Inc.	236,332	7,142
Credit Acceptance Corp.A B	81,955	14,666
Customers Bancorp, Inc.A	363,259	9,118
Eaton Vance Corp.	244,000	6,993
Encore Capital Group, Inc.A B	156,434	3,585
Essent Group Ltd.A	122,800	2,207
EverBank Financial Corp.	259,200	3,647
First BanCorp Puerto RicoA	1,668,210	4,337
Flagstar Bancorp, Inc.A	146,761	2,737
Great Western Bancorp, Inc.	195,100	5,096
Green Dot Corp., Class AA	124,989	2,221
Greenhill & Co., Inc.	97,168	2,311
Heartland Financial USA, Inc.	47,800	1,432
Janus Capital Group, Inc.	487,570	6,139
KCG Holdings, Inc., Class AA	306,571	3,133
Meridian Bancorp, Inc.	114,237	1,605
MGIC Investment Corp.A	963,495	6,378
Nelnet, Inc., Class A	175,318	5,693
Northfield Bancorp, Inc.	202,855	3,140
Oppenheimer Holdings, Inc., Class A	287,801	4,412
Oritani Financial Corp.	132,236	2,211
Pacific Continental Corp.	218,072	3,520
Physicians Realty TrustD	451,173	7,702
Piper Jaffray Cos.A	212,489	7,225
Retail Opportunity Investments Corp.D	338,031	6,250
SLM Corp.A	93,300	597
Stifel Financial Corp.A	232,428	7,777
Synovus Financial Corp.	1,563,724	47,739
Texas Capital Bancshares, Inc.A	495,936	17,704
Virtus Investment Partners, Inc.B	13,677	1,204
Waddell & Reed Financial, Inc., Class A	100,568	2,760

		214,308

Finance - 0.00%
Associated Capital Group, Inc.A	5,792	157

Insurance - 7.99%
Allied World Assurance Co., Holdings AG	453,588	16,597

	Shares	Fair Value
		(000’s)
American Equity Investment Life Holding Co.	441,177	$8,025
American Financial Group, Inc.	243,815	17,306
AMERISAFE, Inc.	40,851	2,084
Amtrust Financial Services, Inc.	240,785	13,770
Argo Group International Holdings Ltd.	79,181	4,500
Aspen Insurance Holdings Ltd.	379,251	17,639
Assurant, Inc.	192,623	15,662
Assured Guaranty Ltd.	402,779	9,578
Axis Capital Holdings Ltd.	252,198	13,596
CNO Financial Group, Inc.	848,576	14,765
Employers Holdings, Inc.	79,364	1,977
Endurance Specialty Holdings Ltd.	363,752	22,528
Enstar Group Ltd.A	125,254	19,984
FBL Financial Group, Inc., Class A	61,755	3,771
First American Financial Corp.	440,771	15,149
Global Indemnity PLCA C	401,533	12,074
Hanover Insurance Group, Inc.	240,673	19,612
Hilltop Holdings, Inc.A	500,144	7,987
Horace Mann Educators Corp.	930,681	28,592
Infinity Property & Casualty Corp.	51,762	4,109
Kemper Corp.	181,206	6,262
Maiden Capital Financing Trust	208,368	2,667
Mercury General Corp.	111,773	5,190
National Western Life Group, Inc.	7,973	1,840
Navigators Group, Inc.A	46,915	4,110
Old Republic International Corp.	864,356	15,628
Primerica, Inc.	166,836	7,509
ProAssurance Corp.	156,028	7,820
Radian Group, Inc.	580,802	5,843
Reinsurance Group of America, Inc.	101,700	8,566
Renaissancere Holdings Ltd.	130,591	14,711
RLI Corp.	87,172	5,169
Safety Insurance Group, Inc.	170,256	9,606
Selective Insurance Group, Inc.	161,541	5,058
State Auto Financial Corp.	73,323	1,601
Stewart Information Services Corp.	56,870	2,017
Third Point Reinsurance Ltd.A	273,474	3,186
United Fire Group, Inc.	76,841	2,968
Universal Insurance Holdings, Inc.B	150,638	2,823
Validus Holdings Ltd.	294,571	13,032
White Mountains Insurance Group Ltd.	20,287	14,466

		409,377

Real Estate - 4.07%
American Assets Trust, Inc.D	232,135	8,680
Apollo Residential Mortgage, Inc.D	267,315	2,900
Ashford Hospitality Prime, Inc.D	167,506	1,841
Ashford Hospitality Trust, Inc.D	530,052	2,947
Brandywine Realty TrustD	595,832	7,645
CBL & Associates Properties, Inc.D	360,068	3,871
DuPont Fabros Technology LPD E	184,800	6,130
Education Realty Trust, Inc.D	167,505	6,546
EPR PropertiesD	339,463	20,351
Equity CommonwealthA D	315,574	8,486
Geo Group, Inc.D	1,016,925	30,080

	Shares	Fair Value
		(000’s)
Granite Real Estate Investment TrustD	264,360	$7,228
Healthcare Trust of America, Inc., Class AD	570,279	15,991
Hersha Hospitality TrustD	208,144	3,657
Hospitality Properties TrustD	123,535	2,914
Kite Realty Group TrustD	495,549	13,132
Mack-Cali Realty Corp.D	326,717	6,792
Medical Properties Trust, Inc.D	1,001,655	11,018
New Residential Investment Corp.D	419,853	4,782
Pebblebrook Hotel TrustD	398,964	9,743
Pennsylvania Real Estate Investment TrustD	378,854	7,418
RAIT Financial TrustD	1,002,529	2,566
Ramco-Gershenson Properties TrustD	357,955	6,117
RLJ Lodging TrustD	240,872	4,406
Ryman Hospitality Properties, Inc.D	106,694	5,009
WCI Communities, Inc.A	402,037	8,419

		208,669

Total Financials		1,511,187

HEALTH CARE - 4.31%
Biotechnology - 0.07%
Charles River Laboratories International, Inc.A	38,901	2,887
PDL BioPharma, Inc.	259,470	815

		3,702

Health Care Equipment & Supplies - 1.30%
Globus Medical, Inc., Class AA	438,763	10,947
Haemonetics Corp.A	378,208	11,967
Hillenbrand, Inc.	368,570	9,981
Hill-Rom Holdings, Inc.	133,657	6,533
Integra LifeSciences Holdings Corp.A	16,180	994
Invacare Corp.	675,182	10,405
Meridian Bioscience, Inc.	371,447	7,150
STERIS PLCC	126,521	8,760

		66,737

Health Care Providers & Services - 2.87%
Advisory Board Co.A	119,965	5,491
Air Methods Corp.B	293,113	11,414
Hanger Orthopedic Group, Inc.A	746,897	10,076
HealthSouth Corp.	514,780	18,424
LifePoint Hospitals, Inc.A	496,755	34,668
Magellan Health Services, Inc.A	90,610	5,165
Omnicell, Inc.A	326,791	9,147
Owens & Minor, Inc.	329,397	11,414
Select Medical Holdings Corp.	1,116,972	10,645
Triple-S Management Corp., Class BA	185,913	4,144
Universal American Corp.	244,254	1,544
WellCare Health Plans, Inc.A	328,750	24,978

		147,110

Pharmaceuticals - 0.07%
Sagent Pharmaceuticals, Inc.A	221,987	3,354

Total Health Care		220,903

	Shares	Fair Value
		(000’s)
INDUSTRIALS - 18.77%
Aerospace & Defense - 1.41%
AAR Corp.	526,946	$11,071
Aerovironment, Inc.A	356,308	9,089
Aircastle Ltd.	685,959	11,778
Astronics Corp.	171,624	5,533
Curtiss-Wright Corp.	104,303	7,197
Kaman Corp.	52,834	2,105
Moog, Inc., Class AA	55,971	2,593
Orbital ATK, Inc.	123,262	11,122
Triumph Group, Inc.	127,095	3,241
World Fuel Services Corp.	224,538	8,746

		72,475

Air Freight & Couriers - 0.10%
HUB Group, Inc., Class AA	92,819	2,828
XPO Logistics, Inc.A B	109,670	2,506

		5,334

Airlines - 0.04%
Skywest, Inc.	145,800	2,190

Building Products - 2.17%
Apogee Enterprises, Inc.	124,113	4,937
Crane Co.	308,537	14,736
Masonite International Corp.	354,406	19,673
Owens Corning	427,507	19,747
Simpson Manufacturing Co., Inc.	943,016	30,770
Trex Co., Inc.A	455,236	17,099
Universal Forest Products, Inc.	62,648	4,316

		111,278

Commercial Services & Supplies - 4.64%
ABM Industries, Inc.	455,488	13,678
Aceto Corp.	290,001	6,627
American Public Education, Inc.A	66,945	1,056
Apollo Group, Inc., Class AA	138,219	1,097
Atlas Air Worldwide Holdings, Inc.A	70,700	2,597
Bridgepoint Education, Inc.A	182,298	1,221
Brink’s Co.	374,115	10,999
Capella Education Co.	164,585	7,227
CDI Corp.	61,078	314
Convergys Corp.	365,152	8,924
CSG Systems International, Inc.	423,445	14,795
CyrusOne, Inc.D	362,029	13,341
Deluxe Corp.	262,851	14,693
DeVry, Inc.B	206,863	4,117
Dun & Bradstreet Corp.	126,449	12,445
Heidrick & Struggles International, Inc.	159,718	4,210
Herman Miller, Inc.	126,858	3,250
Hudson Global, Inc.A	623,926	1,685
Interface, Inc.	615,878	10,402
Kelly Services, Inc., Class A	251,388	4,168
Koppers Holdings, Inc.A	20,942	355
Korn/Ferry International	95,736	2,950
McGrath Rentcorp	266,100	6,496
Mobile Mini, Inc.	568,269	14,730

	Shares	Fair Value
		(000’s)
Monotype Imaging Holdings, Inc.	238,525	$5,949
Monster Worldwide, Inc.A	350,811	1,751
Morningstar, Inc.	65,822	5,293
MSA Safety, Inc.	68,759	2,943
Navigant Consulting, Inc.A	385,203	6,082
PHH Corp.A	502,220	6,167
Pitney Bowes, Inc.	692,376	13,557
Resources Connection, Inc.	155,198	2,345
RR Donnelley & Sons Co.	1,167,477	16,309
Strayer Education, Inc.A	45,935	2,452
Tetra Tech, Inc.	43,971	1,165
TrueBlue, Inc.A	306,871	7,009
Viad Corp.	51,152	1,507
West Corp.	192,907	3,494

		237,400

Construction & Engineering - 2.87%
AECOM Technology Corp.A	435,015	11,937
Aegion Corp.A	274,871	4,956
Chicago Bridge & Iron Co., N.V.	223,373	8,671
Comfort Systems USA, Inc.	939,143	26,615
EMCOR Group, Inc.	416,157	19,018
Granite Construction, Inc.	257,509	9,948
Jacobs Engineering Group, Inc.A	353,536	13,869
MYR Group, Inc.A	111,357	2,228
Primoris Services Corp.	864,477	17,627
Quanta Services, Inc.A	190,732	3,567
Tutor Perini Corp.	2,166,632	28,621

		147,057

Diversified Manufacturing - 0.58%
Barnes Group, Inc.	907,638	29,507

Electrical Equipment - 1.42%
Encore Wire Corp.	346,208	12,882
EnerSys, Inc.	317,151	15,360
Geospace Technologies Corp.A B	266,571	2,882
II-VI, Inc.	1,721,128	35,799
Regal-Beloit Corp.	100,130	5,628

		72,551

Industrial Conglomerates - 0.61%
DHI Group, Inc.A	68,694	640
GATX Corp.	104,019	4,263
ICF International, Inc.A	24,918	852
KBR, Inc.	1,058,095	15,088
Park-Ohio Industries, Inc.	28,682	818
Raven Industries, Inc.	334,431	5,020
Rexnord Corp.A	172,375	2,822
Trimas Corp.A	94,791	1,639

		31,142

Machinery - 3.75%
Actuant Corp., Class A	164,464	3,829
AGCO Corp.	266,382	12,991
American Railcar Industries, Inc.B	57,000	2,588
Applied Industrial Technologies, Inc.	134,715	5,178
Astec Industries, Inc.	257,402	9,601

	Shares	Fair Value
		(000’s)
Briggs & Stratton Corp.	97,499	$1,917
Chart Industries, Inc.A	290,098	4,702
CIRCOR International, Inc.	96,687	3,431
CLARCOR, Inc.	169,990	7,966
Columbus McKinnon Corp.	105,477	1,508
EnPro Industries, Inc.	351,307	15,623
ESCO Technologies, Inc.	58,841	2,026
Esterline Technologies Corp.A	46,791	3,683
Harsco Corp.	330,333	2,127
iRobot Corp.A	408,512	13,861
ITT Corp.	257,158	8,345
Lindsay Corp.B	143,094	10,065
Meritor, Inc.A	1,261,210	8,614
Miller Industries, Inc.	226,733	4,872
Mueller Industries, Inc.	98,009	2,494
Navistar International Corp.B	802,722	5,836
Oshkosh Corp.	613,584	20,206
Reliance Steel & Aluminum Co.	205,805	11,719
Sun Hydraulics Corp.	51,377	1,308
Tennant Co.	21,650	1,171
Terex Corp.	969,439	21,716
Wabash National Corp.A	243,634	2,695
Watts Water Technologies, Inc., Class A	36,388	1,793

		191,865

Marine - 0.34%
Matson, Inc.	435,447	17,596

Road & Rail - 0.42%
Knight Transportation, Inc.	350,563	8,579
Marten Transport Ltd.	340,073	5,706
Swift Transportation Co.A	152,496	2,487
TravelCenters of America LLCA F	93,244	652
Werner Enterprises, Inc.	169,857	4,102

		21,526

Trading Companies & Distributors - 0.40%
Air Lease Corp.	354,287	9,126
MRC Global, Inc.A	220,280	2,214
MSC Industrial Direct Co., Inc., Class A	140,642	9,115

		20,455

Transportation Infrastructure - 0.02%
Wesco Aircraft Holdings, Inc.A	94,562	1,068

Total Industrials		961,444

INFORMATION TECHNOLOGY - 13.36%
Communications Equipment - 0.93%
Adtran, Inc.	219,161	3,980
Anixter International, Inc.	70,522	3,487
Bel Fuse, Inc., Class B	20,424	310
Brocade Communications Systems, Inc.	1,736,430	13,857
Comtech Telecommunications Corp.	15,290	298
Extreme NetworksA	1,763,494	4,867
Finisar Corp.A	208,268	2,645
IxiaA	568,732	5,443
Plantronics, Inc.	180,776	8,104

	Shares	Fair Value
		(000’s)
Polycom, Inc.A	278,065	$2,833
Ubiquiti Networks, Inc.B	63,996	1,895

		47,719

Computers & Peripherals - 1.02%
Electronics for Imaging, Inc.A	273,616	11,322
Lexmark International, Inc., Class A	411,118	11,598
Mercury Systems, Inc.A	707,347	13,503
NCR Corp.A	440,755	9,406
Synaptics, Inc.A	84,602	6,202

		52,031

Electronic Equipment & Instruments - 4.88%
Analogic Corp.	72,436	5,365
Arrow Electronics, Inc.	330,766	17,068
Avnet, Inc.	408,427	16,304
AVX Corp.	609,490	6,997
Benchmark Electronics, Inc.A	631,169	13,255
Celestica, Inc.A	319,683	2,896
ChipMOS TECHNOLOGIES Bermuda Ltd.	80,277	1,445
Coherent, Inc.	51,954	4,014
DTS, Inc.A	117,537	2,619
FLIR Systems, Inc.	234,397	6,854
Ingram Micro, Inc., Class A	726,343	20,483
Itron, Inc.A	122,211	4,028
Jabil Circuit, Inc.	547,512	10,901
Littelfuse, Inc.	81,859	8,341
Nanometrics, Inc.A	302,916	4,280
Newport Corp.A	172,673	2,630
Plexus Corp.A	693,447	24,236
Rofin-Sinar Technologies, Inc.A	103,160	2,630
Sanmina Corp.A	696,814	13,058
Scansource, Inc.A	343,967	10,794
Taser International, Inc.A B	297,320	4,576
Tech Data Corp.A	329,023	20,531
Veeco Instruments, Inc.A	123,595	2,304
Vishay Intertechnology, Inc.	3,841,840	44,027

		249,636

Internet Software & Services - 0.16%
Engility Holdings, Inc.	45,295	612
LivePerson, Inc.A	108,194	612
Netgear, Inc.A	187,800	7,018

		8,242

IT Consulting & Services - 0.76%
Acxiom Corp.A	447,789	8,374
Mantech International Corp., Class A	94,323	2,719
Science Applications International Corp.	82,678	3,524
Sykes Enterprises, Inc.A	101,024	2,974
SYNNEX Corp.	233,964	19,641
Unisys Corp.A	157,609	1,548

		38,780

Semiconductor Equipment & Products - 4.51%
Advanced Energy Industries, Inc.A	386,823	10,862
Amkor Technology, Inc.A	399,922	2,456
Brooks Automation, Inc.	2,655,619	25,308
Cirrus Logic, Inc.A	376,255	13,064

	Shares	Fair Value
		(000’s)
Diodes, Inc.A	1,700,279	$32,525
Entegris, Inc.A	258,236	3,011
Fairchild Semiconductor International, Inc.A	1,563,090	32,028
Inphi Corp.A	231,550	6,426
IXYS Corp.	148,375	1,770
Kulicke & Soffa Industries, Inc.A	273,509	2,768
Microsemi Corp.	215,241	6,823
MKS Instruments, Inc.	345,104	12,230
ON Semiconductor Corp.A	974,416	8,341
Photronics, Inc.A	1,715,862	20,487
QLogic Corp.A	1,689,277	21,657
Rovi Corp.A	155,942	3,035
Semtech Corp.A	440,428	8,853
Teradyne, Inc.	596,460	11,589
Tessera Technologies, Inc.	50,496	1,455
Xcerra Corp.A	1,194,440	6,546

		231,234

Software - 1.10%
Aspen Technology, Inc.A	69,310	2,247
DST Systems, Inc.	22,695	2,392
FARO Technologies, Inc.A	602,891	15,476
Interactive Intelligence Group, Inc.A	29,313	700
Mentor Graphics Corp.	1,322,169	22,980
Synchronoss Technologies, Inc.A	93,372	2,861
Xura, Inc.A	459,786	9,867

		56,523

Total Information Technology		684,165

MATERIALS - 3.76%
Building Products - 0.07%
TopBuild Corp.A	132,698	3,554

Chemicals - 1.82%
A. Schulman, Inc.	94,814	2,401
American Vanguard Corp.	540,845	6,090
Axiall Corp.	27,629	495
Cabot Corp.	318,140	12,834
Calgon Carbon Corp.	354,889	5,746
HB Fuller Co.	101,528	3,779
Innophos Holdings, Inc.	44,449	1,187
Innospec, Inc.	181,989	9,072
Kronos Worldwide, Inc.	280,010	1,316
Olin Corp.	291,253	4,934
PolyOne Corp.	721,880	19,533
Quaker Chemical Corp.	29,536	2,215
Scotts Miracle-Gro Co., Class A	246,052	16,899
Stepan Co.	139,858	6,288

		92,789

Construction Materials - 0.02%
Boise Cascade Co.A	51,365	1,061

	Shares	Fair Value
		(000’s)
Containers & Packaging - 0.09%
Greif, Inc., Class A	95,038	$2,512
Owens-Illinois, Inc.A	156,559	2,026

		4,538

Metals & Mining - 1.16%
Carpenter Technology Corp.	83,424	2,316
Century Aluminum Co.A B	1,153,821	5,446
Coeur d’Alene Mines Corp.	485,460	1,073
Commercial Metals Co.	590,151	8,215
Gibraltar Industries, Inc.A	473,521	10,058
Global Brass & Copper Holdings, Inc.	149,272	3,091
Haynes International, Inc.	147,117	4,708
Kaiser Aluminum Corp.	35,388	2,751
Materion Corp.	80,369	1,968
Noranda Aluminum Holding Corp.A	183,396	55
Pan American Silver Corp.B	259,244	1,716
Steel Dynamics, Inc.	817,869	15,008
Stillwater Mining Co.A	241,367	1,581
Worthington Industries, Inc.	54,636	1,671

		59,657

Paper & Forest Products - 0.60%
Domtar Corp.	230,316	7,428
Glatfelter Co.	163,019	2,406
Louisiana-Pacific Corp.A	1,046,431	16,450
Schweitzer-Mauduit International, Inc.	110,354	4,635

		30,919

Total Materials		192,518

TELECOMMUNICATION SERVICES - 0.54%
Diversified Telecommunication - 0.20%
ARRIS International PLCA G	392,906	10,007

Diversified Telecommunication Services - 0.14%
EchoStar Corp., Class AA	159,848	5,615
IDT Corp., Class B	102,572	1,303

		6,918

Wireless Telecommunication Services - 0.20%
Iridium Communications, Inc.A B	341,748	2,379
Telephone & Data Systems, Inc.	364,143	8,444

		10,823

Total Telecommunication Services		27,748

UTILITIES - 5.16%
Electric - 3.43%
Allete, Inc.	295,643	15,640
Black Hills Corp.B	148,565	7,321
Great Plains Energy, Inc.	1,782,301	49,691
Hawaiian Electric Industries, Inc.	491,144	14,695
IDACORP, Inc.	132,478	9,219
NorthWestern Corp.	170,014	9,494
NRG Energy, Inc.	581,339	6,185
PNM Resources, Inc.	287,923	9,044
Portland General Electric Co.	1,396,459	54,280

		175,569

	Shares	Fair Value
		(000’s)
Gas - 1.15%
Chesapeake Utilities Corp.	177,616	$11,184
Energen Corp.	236,417	8,338
New Jersey Resources Corp.	216,441	7,623
Piedmont Natural Gas Co., Inc.	359,125	21,276
WGL Holdings, Inc.	160,581	10,725

		59,146

Multi-Utilities - 0.39%
Avista Corp.	356,611	13,205
NiSource, Inc.	317,320	6,667

		19,872

Water - 0.19%
California Water Service Group	378,485	9,496

Total Utilities		264,083

Total Common Stock (Cost $4,852,498)		4,865,504

EXCHANGE TRADED INSTRUMENTS - 0.21% (Cost $10,837)
EXCHANGE TRADED FUNDS - 0.21%
Exchange Traded Funds - 0.21%iShares Russell 2000 Value Index Fund	127,280	10,837

SHORT-TERM INVESTMENTS- 4.44%
American Beacon U.S. Government Money Market Select Fund, Select Class H	15,000,000	15,000
JPMorgan U.S. Government Money Market Fund, Capital Class	212,410,440	212,410

Total Short-Term Investments (Cost $227,410)		227,410

SECURITIES LENDING COLLATERAL - 3.21%
DWS Government and Agency Securities Portfolio, Institutional Class	39,062,819	39,063
American Beacon U.S. Government Money Market Select Fund, Select Class H	125,525,686	125,526

Total Securities Lending Collateral (Cost $164,589)		164,589

TOTAL INVESTMENTS - 102.84% (Cost $5,255,334)		5,268,340
LIABILITIES, NET OF OTHER ASSETS - (2.84%)		(145,541)

TOTAL NET ASSETS - 100.00%		$5,122,799

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at January 31, 2016.
C	PLC - Public Limited Company.
D	REIT - Real Estate Investment Trust.
E	LP - Limited Partnership.
F	LLC - Limited Liability Company.
G	PCL - Public Company Limited (Thailand).
H	The fund is affiliated by having the same investment advisor.
I	Amount is less than $500.

Futures Contracts Open on January 31, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index March Futures	Long	2,093	March 2016	$215,872,020	$(11,215,842)

				$215,872,020	$(11,215,842)

Top Ten Holdings (% Net Assets)

Portland General Electric Co.		1.1
Great Plains Energy, Inc.		1.0
Synovus Financial Corp.		0.9
First Horizon National Corp.		0.9
Vishay Intertechnology, Inc.		0.9
II-VI, Inc.		0.7
LifePoint Hospitals, Inc.		0.7
Prosperity Bancshares, Inc.		0.6
Diodes, Inc.		0.6
Fairchild Semiconductor International, Inc.		0.6
Total Fund Holdings	610

Sector Allocation (% Equities)

Financials		31.0
Industrials		19.8
Consumer Discretionary		14.7
Information Technology		14.1
Utilities		5.4
Health Care		4.5
Materials		4.0
Energy		3.3
Consumer Staples		2.6
Telecommunication Services		0.6

American Beacon International Equity Fund

January 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Australia - 1.56%
Common Stocks - (Cost $28,713)
Ansell Ltd.A	387,428	$5,525
Caltex Australia Ltd.A	484,549	12,870
James Hardie Industries PLC, CDIA B I	575,161	6,560
Westfield Corp.A C	729,653	5,204

Total Australia		30,159

Austria - 0.18%
Common Stocks - (Cost $5,986)
Uniqa Insurance Group AG, A	543,477	3,433

Belgium - 1.84%
Common Stocks - (Cost $25,837)
Anheuser-Busch InBev S.A.A	196,497	24,743
KBC Groep N.V.A	185,983	10,663

Total Belgium		35,406

Canada - 2.09%
Common Stocks - (Cost $65,412)
Baytex Energy Corp.D	270,100	571
Bombardier, Inc., Class BE	3,635,558	2,543
Encana Corp.	168,510	740
Home Capital Group, Inc.D	78,074	1,603
Imperial Oil Ltd.D E	227,553	6,976
MDA Corp.D	176,464	10,965
National Bank of CanadaD	275,002	7,846
Precision Drilling Corp.D	893,626	3,043
Suncor Energy, Inc.	255,695	6,056

Total Canada		40,343

Denmark - 0.49%
Common Stocks - (Cost $10,894)
Carlsberg A.S., Class BA	113,188	9,530

Finland - 0.86%
Common Stocks - (Cost $11,819)
Sampo OYJ, Class AA	342,503	16,539

France - 10.86%
Common Stocks - (Cost $222,330)
AXA S.A.A	346,537	8,582
BNP ParibasA	512,746	24,369
Cap Gemini S.A.A	166,338	15,194
Cie de Saint-GobainA	207,469	8,608
Cie Generale des Etablissements MichelinA	79,004	7,266

	Shares	Fair Value
		(000’s)
Crédit Agricole S.A. A	279,550	$2,794
ENGIE SAA	863,092	13,869
Iliad S.A.A	28,225	7,081
Legrand S.A.A	222,687	12,270
Orange S.A.A	177,151	3,173
SanofiA	242,512	20,363
Schneider Electric S.A.A	204,614	10,986
Technip S.A.A	327,414	15,358
Total S.A.A	765,555	34,063
Valeo S.A.A	95,742	12,431
Vinci S.A.A	191,992	13,020

Total France		209,427

Germany - 7.85%
Common Stocks - (Cost $119,803)
Bayer AG RegA	311,341	34,924
Commerzbank AGA	572,077	4,636
Deutsche Boerse AGA	137,605	11,698
HeidelbergCement AGA	148,929	10,930
Infineon Technologies AGA	677,990	9,018
Lanxess AGA	163,531	6,743
Linde AGA	77,942	10,529
Merck KGaAA	106,505	9,257
METRO AGA	240,892	6,811
Muenchener Rueckversicherungs AG RegA	29,141	5,582
SAP AGA	182,561	14,484
Siemens AG RegA	104,730	10,026

Total Common Stocks		134,638

Preferred Stocks - (Cost $30,807)
Volkswagen AGA	144,956	16,824

Total Germany		151,462

Hong Kong/China - 2.31%
Common Stocks - (Cost $45,131)
AIA Group Ltd.A	1,107,662	6,206
Cheung Kong Property Holdings Ltd.A	141,582	766
China Merchants Holdings Intl.A	1,800,044	4,980
China Mobile Ltd.A	1,632,276	17,863
CK Hutchison Holdings Ltd.A	141,582	1,763
CNOOC Ltd.A	10,893,635	11,044
GCL-Poly Energy Holdings Ltd.A	15,050,317	1,944

Total Common Stocks		44,566

Rights - (Cost $–)
GCL-Poly Energy Holdings Ltd.F J	3,010,063	—

Total Hong Kong/China		44,566

	Shares	Fair Value
		(000’s)
Ireland - 0.77%
Common Stocks - (Cost $11,113)
CRH PLC, A B	557,971	$14,842

Israel - 1.66%
Common Stocks - (Cost $25,152)
Teva Pharmaceutical Industries Ltd., Sponsored ADR, G	519,903	31,964

Italy - 1.64%
Common Stocks - (Cost $35,372)
Atlantia SpAA	268,885	7,025
Azimut Holding SpAA	325,766	6,906
ENI SpAA	588,463	8,562
Intesa Sanpaolo SpAA	1,453,732	4,143
UniCredit SpAA	1,267,675	4,931

Total Italy		31,567

Japan - 14.71%
Common Stocks - (Cost $275,016)
Canon, Inc.A	252,000	7,043
Daiwa House Industry Co., Ltd.A	859,300	24,287
Don Quijote Co., Ltd.A	448,100	15,199
East Japan Railway Co.A	186,200	17,149
Hitachi Ltd.A	2,832,000	13,978
Isuzu Motors Ltd.A	584,400	5,952
Japan Airlines Co., Ltd.A	265,300	9,929
Japan Tobacco, Inc.A	283,700	11,085
KDDI Corp.A	1,506,200	38,081
Kirin Holdings Co., Ltd.A	347,400	4,953
Konica Minolta, Inc.A	593,300	4,984
Nikon Corp.A D	870,500	12,832
Nissan Motor Co., Ltd.A	1,102,900	10,939
Seven & I Holdings Co., Ltd.A	322,100	14,323
Shin-Etsu Chemical Co., Ltd.A	92,400	4,719
Softbank Corp.A	373,100	16,511
Sony Corp.A	423,600	10,135
Sumitomo Mitsui Financial Group, Inc.A	708,000	23,777
Suntory Beverage & Food Ltd.A	210,800	9,766
Toshiba Corp.A D	2,668,000	4,468
Toyota Motor Corp.A	266,900	16,118
United Arrows Ltd.A	155,700	7,544

Total Japan		283,772

Luxembourg - 0.27%
Common Stocks - (Cost $5,739)
RTL Group S.A., A	64,358	5,208

Netherlands - 5.80%
Common Stocks - (Cost $112,539)
Aegon N.V.A	812,690	4,613

	Shares	Fair Value
		(000’s)
Akzo NobelA	450,109	$28,893
ING Groep N.V. CVAA H	814,109	9,397
Koninklijke Philips Electronics N.V.A	209,276	5,568
PostNL N.V.A E	1,100,849	4,006
QIAGEN N.V.A E	303,816	6,928
RELX N.V.A	1,207,679	20,208
Royal Dutch Shell PLC, Class AB	466,543	10,210
SBM Offshore N.V.A D E	602,300	7,962
Wolters Kluwer N.V. A	415,684	14,151

Total Netherlands		111,936

Norway - 0.97%
Common Stocks - (Cost $19,008)
Telenor ASA, A	1,149,258	18,701

Portugal - 0.26%
Common Stocks - (Cost $6,964)
Galp Energia SGPS S.A., A	428,593	5,108

Singapore - 1.04%
Common Stocks - (Cost $19,765)
DBS Group Holdings Ltd.A	1,005,681	10,017
Noble Group Ltd.A	10,756,996	2,330
Singapore Telecommunications Ltd.A	3,066,595	7,623

Total Singapore		19,970

South Korea - 4.25%
Common Stocks - (Cost $106,055)
Hana Financial Group, Inc.A	462,277	8,333
Hyundai Mobis Co., Ltd.A	36,196	7,849
Hyundai Motor Co.A	72,256	8,099
KB Financial Group, Inc. ADRG	191,567	4,820
KT&G Corp.A	83,762	7,243
LG Electronics, Inc.A	99,167	4,834
POSCOA	19,429	2,894
Samsung Electronics Co., Ltd.A	24,026	23,192
SK Telecom Co., Ltd.A	84,008	14,718

Total South Korea		81,982

Spain - 1.54%
Common Stocks - (Cost $38,163)
CaixaBank S.A.A	2,520,071	7,669
Red Electrica Corporation S.A.A	90,475	7,308
Repsol S.A.A	325,112	3,386
Tecnicas Reunidas S.A.A	85,820	2,847
Telefonica S.A.A	806,248	8,561

Total Spain		29,771

Sweden - 2.05%
Common Stocks - (Cost $37,237)
Assa Abloy ABA	756,965	16,019
Getinge AB, Class BA	450,388	9,968

	Shares	Fair Value
		(000’s)
Swedbank AB, Class AA	641,395	$13,503

Total Sweden		39,490

Switzerland - 8.37%
Common Stocks - (Cost $165,883)
ABB Ltd.A	570,851	9,885
Aryzta AGA	185,927	8,501
Cie Financiere Richemont S.A.A	120,382	7,821
Clariant AGA	378,824	6,200
Credit Suisse Group AG RegA	862,466	15,225
Givaudan S.A. RegA	1,121	2,095
Novartis AGA	632,325	49,048
Roche Holding AG GenusscheinA	101,534	26,416
Swiss Re AGA	90,841	8,437
UBS Group AGA	989,400	16,336
Zurich Insurance Group AGA	51,605	11,431

Total Switzerland		161,395

United Kingdom - 22.45%
Common Stocks - (Cost $475,072)
Aon PLCB	112,279	9,861
Aviva PLCA B	3,353,871	23,163
BAE Systems PLCA B	1,360,490	10,041
Balfour Beatty PLCA B	1,754,912	6,298
Barclays PLCA B	7,554,257	20,176
BHP Billiton PLCA B	389,326	3,791
BP PLCA B	2,128,633	11,533
British American Tobacco PLCA B	761,647	42,344
Carnival PLCA B	231,631	11,545
Diageo PLCA B	377,844	10,172
Direct Line Insurance Group PLCA B	1,099,379	5,893
GlaxoSmithKline PLCA B	1,203,813	24,800
HSBC Holdings PLCA B	3,204,536	22,674
Informa PLCA B	962,716	8,765
Kingfisher PLCA B	1,471,983	6,889
Lloyds Banking Group PLCA B	37,467,443	35,146
Marks & Spencer Group PLCA B	1,280,916	7,779
Michael Page International PLCA B	807,287	4,701
Petrofac Ltd.A	649,264	7,401
Provident Financial Holdings PLCA B	199,468	8,392
Prudential PLCA B	965,592	18,980
RELX PLCA B	733,714	12,923
Rexam PLCA B	1,333,843	11,425
Royal Dutch Shell PLC, Class BA B	472,897	10,341
Shire PLCA B	283,320	15,891
Sky PLCA B	594,107	9,208
SSE PLCA B	841,260	17,480
Standard Chartered PLCA B	1,044,997	7,080
Tesco PLCA B E	3,116,011	7,718
Unilever PLC A B	216,884	9,545
Vodafone Group PLCA B	6,684,958	21,384
Wolseley PLC A B	195,138	9,655

Total United Kingdom		432,994

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 5.11%
American Beacon U.S. Government Money Market Select Fund, Select Class K	10,000,000	$10,000

JPMorgan U.S. Government Money Market Fund, Capital Class	88,590,664	88,591

Total Short-Term Investments (Cost $98,591)		98,591

SECURITIES LENDING COLLATERAL - 2.01% (Cost $38,831)
DWS Government and Agency Securities Portfolio, Institutional Class	6,687,052	6,687
American Beacon U.S. Government Money Market Select Fund, Select Class K	32,144,197	32,144

Total Securities Lending Collateral		38,831

TOTAL INVESTMENTS - 100.94% (Cost $2,037,232)		1,946,987
LIABILITIES, NET OF OTHER ASSETS - (0.94)%		(18,044)

TOTAL NET ASSETS - 100.00%		$1,928,943

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1,712,367 or 88.77% of net assets.
B	PLC - Public Limited Company.
C	REIT - Real Estate Investment Trust.
D	All or a portion of this security is on loan at January 31, 2016.
E	Non-income producing security.
F	Right
G	ADR - American Depositary Receipt.
H	CVA - Dutch Certificate.
I	CDI – Chess Depository Interest.
J	Amount is less than $500.
K	The fund is affiliated by having the same investment advisors.

Futures Contracts Open on January 31, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
AEX Index February Futures	Long	35	February 2016	$3,256,807	$137,479
ASX SPI 200 March Futures	Long	81	March 2016	7,115,967	89,240
CAC 40 February Futures	Long	221	February 2016	10,560,704	200,802
DAX Index March Futures	Long	36	March 2016	9,511,095	(403,537)
FTSE 100 Index March Futures	Long	245	March 2016	20,971,136	382,977
FTSE/MIB Index March Futures	Long	24	March 2016	2,417,994	(254,760)
Hang Seng Index February Futures	Long	26	February 2016	3,295,428	96,303
IBEX 35 Index February Futures	Long	35	February 2016	3,324,591	(17,192)
OMXS 30 Index February Futures	Long	192	February 2016	3,026,845	(7,548)
S&P/TSX 60 Index March Futures	Long	87	March 2016	9,350,517	168,973
TOPIX Index March Futures	Long	209	March 2016	24,839,241	(1,617,181)

				$97,670,325	$(1,224,444)

Forward Foreign Currency Exchange Contracts on January 31, 2016:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
BUY	AUD	5,209,136	3/9/2016	TDB	$—	$(179,684)	$(179,684)
BUY	AUD	760,942	3/9/2016	DUB	9,900	—	9,900
BUY	AUD	370,579	3/9/2016	BNP	—	(377)	(377)
BUY	CAD	6,853,024	3/9/2016	GLM	—	(336,054)	(336,054)
BUY	CAD	980,802	3/9/2016	DUB	18,884	—	18,884
BUY	CAD	457,208	3/9/2016	BNP	1,264	—	1,264
BUY	CHF	8,688,997	3/9/2016	CBK	—	(310,463)	(310,463)
BUY	CHF	616,881	3/9/2016	DUB	—	(10,826)	(10,826)
BUY	CHF	716,599	3/9/2016	BNP	—	(7,990)	(7,990)
BUY	EUR	19,968,748	3/9/2016	CBK	—	(250,047)	(250,047)
BUY	EUR	3,262,547	3/9/2016	DUB	—	(13,809)	(13,809)
BUY	EUR	1,485,440	3/9/2016	BNP	—	(15,699)	(15,699)
BUY	GBP	15,252,623	3/9/2016	BRC	—	(946,354)	(946,354)
BUY	GBP	2,301,338	3/9/2016	DUB	4,913	—	4,913
BUY	GBP	1,073,720	3/9/2016	BNP	—	(8,363)	(8,363)
BUY	JPY	18,569,538	3/9/2016	UAG	186,415	—	186,415
BUY	JPY	2,915,917	3/9/2016	DUB	—	(89,228)	(89,228)
BUY	JPY	1,218,323	3/9/2016	BNP	—	(23,228)	(23,228)
BUY	SEK	2,340,588	3/9/2016	CBK	—	(37,300)	(37,300)
BUY	SEK	330,169	3/9/2016	DUB	—	(601)	(601)
BUY	SEK	159,545	3/9/2016	BNP	—	(1,494)	(1,494)
SELL	AUD	813,932	3/9/2016	GLM	17,155	—	17,155
SELL	CAD	1,175,677	3/9/2016	GLM	12,236	—	12,236
SELL	CHF	1,694,223	3/9/2016	GLM	60,527	—	60,527
SELL	EUR	3,737,454	3/9/2016	GLM	31,513	—	31,513
SELL	GBP	2,734,531	3/9/2016	GLM	119,722	—	119,722
SELL	JPY	3,421,128	3/9/2016	GLM	8,649	—	8,649
SELL	SEK	396,646	3/9/2016	GLM	7,304	—	7,304

					$478,482	$(2,231,517)	$(1,753,035)

Glossary:

Counterparty Abbreviations:
BNP	BNP Paribas SA	DUB	Deutsche Bank AG
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA
CBK	Citibank N.A.	TDB	Toronto Dominion Bank
		UAG	UBS AG London

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro

Top Ten Holdings (% Net Assets)

Novartis AG Reg		2.8
KDDI Corp.		2.3
Lloyds Banking Group PLC		2.2
Bayer AG Reg		2.1
BNP Paribas		1.5
Akzo Nobel		1.5
Sanofi		1.4
Sumitomo Mitsui Financial Group, Inc.		1.4
Teva Pharmaceutical Industries Ltd. Sponsored		2.0
British American Tobacco plc		2.0
Total Fund Holdings	166

Sector Allocation (% Equities)

Financials	24.6
Consumer Discretionary	14.2
Health Care	14.0
Industrials	10.3
Telecommunication Services	8.6
Consumer Staples	7.8
Energy	7.7
Materials	6.3
Information Technology	4.7
Utilities	1.8

Country Allocation (% Equities)

United Kingdom	24.6
Japan	16.2
France	10.7
Switzerland	9.3
Germany	8.6
Netherlands	6.2
South Korea	4.3
Hong Kong/China	2.4
Canada	2.4
Israel	2.1
Sweden	1.9
Italy	1.7
Belgium	1.7
Spain	1.6
Singapore	1.3
Australia	1.3
Norway	0.9
Finland	0.8
Ireland	0.8
Denmark	0.5
Luxembourg	0.3
Portugal	0.2
Austria	0.2

American Beacon Retirement Income and Appreciation Fund

January 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCKS - 0.26% (Cost $32)
CONSUMER DISCRETIONARY- 0.26%
Household Durables - 0.26%
Lennar Corp., Class A	990	$42

PREFERRED STOCKS - 1.57% (Cost $274)
FINANCE- 0.68%
Other Finance - 0.38%
AMG Capital Trust II, 5.15%, Due 10/15/2037	1,270	62

Real Estate Investment Trusts - 0.30%
American Tower Corp., 5.25%, Due 5/15/2017	490	49

SERVICE- 0.36%
Pharmaceuticals - 0.36%
Teva Pharmaceutical Industries Ltd., 7.00%, Due 12/15/2018A	60	59

UTILITIES- 0.53%
Electric - 0.53%
Dominion Resources, Inc., 6.38%, Due 7/1/2017	535	27
NextEra Energy, Inc., 5.80%, Due 9/1/2016	1,065	60

		87

Total Preferred Stocks (Cost $274)		257

CONVERTIBLE PREFERRED STOCKS - 4.76% (Cost $846)
CONSUMER- 0.34%
Consumer Products - 0.34%
Tyson Foods, Inc., 4.75%, Due 7/15/2017	920	55

ENERGY- 0.14%
Oil & Gas - 0.14%
Southwestern Energy Co., 6.25%, Due 1/15/2018	1,095	22

FINANCE- 2.22%
Banks - 1.25%
Bank of America Corp., 7.25%, Due 12/31/2049	75	82
Wells Fargo & Co., 7.50%, Due 12/31/2049	105	124

		206

HMO - 0.40%
Anthem, Inc., 5.25%, Due 5/1/2018	1,495	66

Real Estate Investment Trusts - 0.57%
Crown Castle International Corp., 4.50%, Due 11/1/2016	550	58
Welltower, Inc., 6.50%, Due 12/31/2049	620	35

		93

MANUFACTURING- 0.26%
Machinery - 0.26%
Stanley Black & Decker, Inc., 6.25%, Due 11/17/2016	395	42

MATERIALS- 0.11%
Metals & Mining - 0.11%
Alcoa, Inc., 5.38%, Due 10/1/2017	660	17

	Shares	Fair Value
		(000’s)
SERVICE- 1.22%
Other Service - 0.30%
Amsurg Corp., 5.25%, Due 7/1/2017	350	$48

Pharmaceuticals - 0.92%
Allergan PLC, 5.50%, Due 3/1/2018B	160	152

TELECOMMUNICATIONS - 0.47%
Telecom - 0.47%
Frontier Communications Corp., 11.13%, Due 6/29/2018	465	42
T-Mobile US, Inc., 5.50%, Due 12/15/2017	510	35

		77

Total Convertible Preferred Stocks (Cost $846)		778

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 15.14%
Consumer - 0.20%
Jarden Corp., 1.125%, Due 3/15/2034	$28	33

Energy - 0.57%
SEACOR Holdings, Inc., 2.50%, Due 12/15/2027	55	47
Whiting Petroleum Corp., 1.25%, Due 4/1/2020C	85	46

		93

Finance - 1.08%
Ares Capital Corp., 4.75%, Due 1/15/2018	75	76
Colony Starwood Homes, 3.00%, Due 7/1/2019	49	46
Molina Healthcare, Inc., 1.625%, Due 8/15/2044	48	55

		177

Manufacturing - 7.44%
CalAtlantic Group, Inc., 1.625%, Due 5/15/2018	55	66
Fiat Chrysler Automobiles N.V., 7.875%, Due 12/15/2016D	27	17
Inphi Corp., 1.125%, Due 12/1/2020C	24	23
Integrated Device Technology, Inc., 0.875%, Due 11/15/2022C	20	20
Intel Corp., 3.25%, Due 8/1/2039	60	92
Lam Research Corp., 0.50%, Due 5/15/2016	75	86
Medidata Solutions, Inc., 1.00%, Due 8/1/2018	39	40
Micron Technology, Inc., 1.625%, Due 2/15/2033	18	22
NVIDIA Corp., 1.00%, Due 12/1/2018	80	119
ON Semiconductor Corp., 2.625%, Due 12/15/2026	46	49
Proofpoint, Inc., 0.75%, Due 6/15/2020C	30	28
Red Hat, Inc., 0.25%, Due 10/1/2019	42	50
Salesforce.com, Inc., 0.25%, Due 4/1/2018	100	119
ServiceNow, Inc., 0.01%, Due 11/1/2018	38	41
SunPower Corp.,
0.75%, Due 6/1/2018	47	56
4.00%, Due 1/15/2023C	22	24
Synchronoss Technologies, Inc., 0.75%, Due 8/15/2019	60	57
Take-Two Interactive Software, Inc., 1.75%, Due 12/1/2016	22	40
Tesla Motors, Inc.,
0.25%, Due 3/1/2019	28	24
1.25%, Due 3/1/2021	165	133

	Par Amount	Fair Value
	(000’s)	(000’s)
Workday, Inc.,
0.75%, Due 7/15/2018	$65	$67
1.50%, Due 7/15/2020	41	43

		1,216

Service - 5.71%
Acorda Therapeutics, Inc., 1.75%, Due 6/15/2021	50	52
BioMarin Pharmaceutical, Inc., 0.75%, Due 10/15/2018	21	23
Ctrip.com International Ltd., 1.00%, Due 7/1/2020C	36	38
Emergent BioSolutions, Inc., 2.875%, Due 1/15/2021	42	54
FireEye, Inc., 1.00%, Due 6/1/2035C	65	53
Gilead Sciences, Inc., 1.625%, Due 5/1/2016	10	37
Hologic, Inc., 1.00%, Due 12/15/2043	38	46
Illumina, Inc., 0.25%, Due 3/15/2016	13	24
Impax Laboratories, Inc., 2.00%, Due 6/15/2022C	30	28
Incyte Corp., 0.375%, Due 11/15/2018	11	17
Integra LifeSciences Holdings Corp., 1.625%, Due 12/15/2016	39	47
Ionis Pharmaceuticals, Inc., 1.00%, Due 11/15/2021	28	25
Liberty Interactive LLC, 0.75%, Due 3/30/2043E	30	45
Liberty Media Corp., 1.375%, Due 10/15/2023	60	57
LinkedIn Corp., 0.50%, Due 11/1/2019	120	121
NuVasive, Inc., 2.75%, Due 7/1/2017	25	30
Priceline Group, Inc.,
1.00%, Due 3/15/2018	14	18
0.35%, Due 6/15/2020	105	116
Restoration Hardware Holdings, Inc., 0.01%, Due 6/15/2019C	23	21
Twitter, Inc., 1.00%, Due 9/15/2021	60	49
Yahoo, Inc., 0.01%, Due 12/1/2018	35	34

		935

Transportation - 0.15%
Greenbrier Cos., Inc., 3.50%, Due 4/1/2018	23	24

Total Convertible Obligations (Cost $2,487)		2,478

CORPORATE OBLIGATIONS - 28.41%
Consumer - 0.62%
SABMiller Holdings, Inc., 4.95%, Due 1/15/2042C	100	102

Energy - 2.62%
Apache Corp., 5.10%, Due 9/1/2040	130	98
Devon Energy Corp., 4.75%, Due 5/15/2042	300	193
TransCanada PipeLines Ltd., 6.10%, Due 6/1/2040	140	137

		428

Finance - 8.55%
BNP Paribas S.A., 3.60%, Due 2/23/2016	280	280
Citigroup, Inc., 5.875%, Due 1/30/2042	300	343
Morgan Stanley, 5.625%, Due 9/23/2019	150	165
Prudential Financial, Inc., 7.375%, Due 6/15/2019	250	291
Wells Fargo & Co., 3.90%, Due 5/1/2045	350	319

		1,398

Manufacturing - 7.31%
Daimler Finance North America LLC, 2.25%, Due 9/3/2019C E	150	149
Ingersoll-Rand Luxembourg Finance S.A., 2.625%, Due 5/1/2020	200	199
Johnson Controls, Inc., 5.00%, Due 3/30/2020	300	325
Northrop Grumman Corp., 5.05%, Due 8/1/2019	150	164

	Par Amount	Fair Value
	(000’s)	(000’s)
United Technologies Corp., 6.125%, Due 7/15/2038	$150	$184
Xerox Corp., 2.95%, Due 3/15/2017	175	175

		1,196

Service - 1.85%
McKesson Corp., 3.25%, Due 3/1/2016	140	140
Time Warner, Inc., 4.875%, Due 3/15/2020	150	163

		303

Telecommunications - 2.66%
AT&T, Inc., 3.40%, Due 5/15/2025	150	144
Verizon Communications, Inc., 6.55%, Due 9/15/2043	250	292

		436

Transportation - 2.64%
Burlington Northern Santa Fe LLC, 5.75%, Due 5/1/2040E	140	160
Canadian National Railway Co., 5.55%, Due 5/15/2018	250	271

		431

Utilities - 2.16%
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	300	353

Total Corporate Obligations (Cost $4,573)		4,647

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.83%
GS Mortgage Securities Trust, 3.849%, Due 12/10/2043, 2010 C2 A1C	90	94
JP Morgan Chase Commercial Mortgage Securities Corp., 3.853%, Due 6/15/2043, 2010 C1 A1C	12	11
Wachovia Bank Commercial Mortgage Trust, 5.894%, Due 6/15/2049, 2007 C32 A2	31	31

Total Commercial Mortgage-Backed Obligations (Cost $133)		136

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 22.87%
Federal Home Loan Mortgage Corporation - 12.34%
5.00%, Due 2/1/2021	73	79
4.50%, Due 4/1/2021	73	76
5.00%, Due 9/1/2035	201	222
5.50%, Due 4/1/2037	52	59
5.00%, Due 3/1/2038	98	107
5.50%, Due 5/1/2038	74	83
4.00%, Due 1/1/2041	694	743
4.50%, Due 2/1/2041	597	650

		2,019

Federal National Mortgage Association - 6.56%
3.50%, Due 1/1/2026	143	151
5.50%, Due 4/1/2036	123	138
4.50%, Due 1/1/2040	398	434
4.00%, Due 9/1/2040	327	350

		1,073

Government National Mortgage Association - 3.97%
6.00%, Due 2/15/2033	209	241
5.50%, Due 4/15/2033	216	247
5.00%, Due 5/15/2033	145	161

		649

Total U.S. Agency Mortgage-Backed Obligations (Cost $3,425)		3,741

U.S. TREASURY OBLIGATIONS - 12.52%
2.375%, Due 8/15/2024	1,000	1,041
2.00%, Due 8/15/2025	1,000	1,006

Total U.S. Treasury Obligations (Cost $1,997)		2,047

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 12.91% (Cost $2,112)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,112,237	$2,112

TOTAL INVESTMENTS - 99.28% (Cost $15,880)		16,238
OTHER ASSETS, NET OF LIABILITIES - 0.72%		118

TOTAL NET ASSETS - 100.00%		$16,356

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	PLC - Public Limited Company.
C	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $636 or 3.88% of net assets. The Fund has no right to demand registration of these securities.
D	Par value represents units rather than shares.
E	LLC - Limited Liability Company.

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. generally accepted accounting principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. As of January 31, 2016, the investments were classified as described below (in thousands):

	Level 1	Level 2	Level 3	Total
Balanced Fund[1]
Common Stock	$367,056	$—	$—	$367,056
Preferred Stock	1,231	—	—	1,231
Corporate Obligations	—	89,389	—	89,389
Foreign Government Obligations	—	204	—	204
Asset-Backed Obligations	—	7,778	—	7,778
Commercial Mortgage-Backed Obligations	—	13,142	—	13,142
U.S. Agency Mortgage-Backed Obligations	—	50,543	—	50,543
U.S. Treasury Obligations	—	80,098	—	80,098
Municipal Obligations	—	2,119	—	2,119
Short-Term Investments - Money Market Funds	23,508	—	—	23,508

Total Investments in Securities	$391,795	$243,273	$—	$635,068

Derivative Financial Instruments - Liabilities[2]
Futures Contracts	$(58)	$—	$—	$(58)

Total Derivative Financial Instruments	$(58)	$—	$—	$(58)

	Level 1	Level 2	Level 3	Total
Large Cap Value Fund[1]
Common Stock	$8,204,420	$—	$—	$8,204,420
Short-Term Investments - Money Market Funds	348,489	—	—	348,489

Total Investments in Securities	$8,552,909	$—	$—	$8,552,909

Derivative Financial Instruments - Assets[2]
Futures Contracts	$3,953	$—	$—	$3,953

Total Derivative Financial Instruments	$3,953	$—	$—	$3,953

	Level 1	Level 2	Level 3	Total
Mid-Cap Value Fund[1]
Common Stock	$559,473	$—	$—	$559,473
Short-Term Investments - Money Market Funds	31,683	—	—	31,683
Securities Lending Collateral - Money Market Funds	12,691	—	—	12,691

Total Investments in Securities	$603,847	$—	$—	$603,847

Derivative Financial Instruments - Liabilities[2]
Futures Contracts	$(988)	$—	$—	$(988)

Total Derivative Financial Instruments	$(988)	$—	$—	$(988)

	Level 1	Level 2	Level 3	Total
Small Cap Value Fund[1]
Common Stock	$4,865,504	$—	$—	$4,865,504
Exchange Traded Instruments	10,837	—	—	10,837
Short-Term Investments - Money Market Funds	227,410	—	—	227,410
Security Lending Collateral - Money Market Funds	164,589	—	—	164,589

Total Investments in Securities	$5,268,340	$—	$—	$5,268,340

Derivative Financial Instruments - Liabilities[2]
Futures Contracts	$(11,216)	$—	$—	$(11,216)

Total Derivative Financial Instruments	$(11,216)	$—	$—	$(11,216)

	Level 1	Level 2	Level 3	Total
International Equity[1]
Foreign Common Stock	$97,198	$1,695,543	$—	$1,792,741
Foreign Preferred Stock	—	16,824	—	16,824
Rights	— [3]	—	—	—
Short-Term Investments - Money Market Funds	98,591	—	—	98,591
Securities Lending Collateral - Money Market Funds	38,831	—	—	38,831

Total Investments in Securities	$234,620	$1,712,367	$—	$1,946,987

Derivative Financial Instruments-Assets[2]
Futures Contracts	$1,076	$—	$—	$1,076
Foreign Currency Contracts	478	—	—	478

Total Derivative Financial Instruments	$1,554	$—	$—	$1,554

Derivative Financial Instruments-Liabilities[2]
Futures Contracts	$(2,300)	$—	$—	$(2,300)
Foreign Currency Contracts	(2,231)	—	—	(2,231)

Total Derivative Financial Instruments	$(4,531)	$—	$—	$(4,531)

	Level 1	Level 2	Level 3	Total
Retirement Income and Appreciation Fund[1]
Common Stock	$42	$—	$—	$42
Preferred Stock	257	—	—	257
Convertible Preferred Stock	778	—	—	778
Convertible Obligations	—	2,478	—	2,478
Corporate Obligations	—	4,647	—	4,647
Commercial Mortgage-Backed Obligations	—	136	—	136
U.S. Agency Mortgage-Backed Obligations	—	3,741	—	3,741
U.S. Treasury Obligations	—	2,047	—	2,047
Short-Term Investments – Money Market Funds	2,112	—	—	2,112

Total Investments in Securities	$3,189	$13,049	$—	$16,238

[1]	Refer to the schedules of investments for sector and industry information.
[2]	Financial derivative instruments may include open futures contracts and foreign currency contracts.
[3]	Amount is less than $500.

During the quarter ended January 31, 2016, the International Equity Fund transferred securities with a value of $1,700,287 from Level 1 to Level 2.

Securities and other Investments

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Emerging Markets Debt

The Funds may invest in emerging markets dept. The Fund’s emerging markets debt securities may include obligations of government and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging markets governments, such issues may be unwilling to pay interest and repay principal when due, either due to inability to pay or submission to political pressure not to pay, and as a result my default, declare temporary suspensions of interest payments or require that the conditions of payments be renegotiated.

Payment In-Kind Securities

Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statements of Assets and Liabilities.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended January 31, 2016 are disclosed in the Notes to the Schedules of Investments.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Mortgage-Related and Other Asset-Backed Securities

The Funds’ may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion.

Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

Securities Lending

The Small Cap Value and International Equity Funds may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 78%, 12% and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds’ may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

For the period ended January 31, 2016, the International Equity Fund entered into foreign currency exchange contracts primarily for return enhancement and hedging.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the period ended January 31, 2016, the Funds entered into future contracts primarily for return enhancement, hedging and exposing cash to markets.

Principal Risks

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks

The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and US dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The fair value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Cost of Investments for Federal Income Tax Purposes

As of January 31, 2016, the cost of investments for federal income tax purposes was as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Balanced	$650,171	$48,795	$(63,898)	$(15,103)
Large Cap Value	8,892,110	993,322	(1,332,523)	(339,201)
Mid-Cap Value	685,735	24,721	(106,609)	(81,888)
Small Cap Value	5,289,257	574,898	(595,815)	(20,917)
International Equity	2,050,504	202,674	(306,191)	(103,517)
Retirement Income and Appreciation	16,267	728	(757)	(29)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carry-forwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry-forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry-forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: March 31, 2016

By:	/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: March 31, 2016